UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09525
                                                     ---------
                               Rydex Dynamic Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------
                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------
                     Date of reporting period: JUNE 30, 2004
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


THE RYDEX DYNAMIC FUNDS

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

                                                                  TITAN 500 FUND
                                                                TEMPEST 500 FUND
                                                               VELOCITY 100 FUND
                                                                VENTURE 100 FUND
                                                        LONG DYNAMIC DOW 30 FUND
                                                     INVERSE DYNAMIC DOW 30 FUND
                                                      TITAN 500 MASTER PORTFOLIO
                                                    TEMPEST 500 MASTER PORTFOLIO
                                                   VELOCITY 100 MASTER PORTFOLIO
                                                    VENTURE 100 MASTER PORTFOLIO
                                            LONG DYNAMIC DOW 30 MASTER PORTFOLIO
                                         INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO

                                                          [LOGO]RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

DYN-SEMI-0604

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                            SEMI-ANNUAL REPORT 1


TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

DYNAMIC FUNDS

   STATEMENTS OF ASSETS AND LIABILITIES ...................................    4

   STATEMENTS OF OPERATIONS ...............................................    6

   STATEMENTS OF CHANGES IN NET ASSETS ....................................    8

   FINANCIAL HIGHLIGHTS ...................................................   12

DYNAMIC PORTFOLIOS

   SCHEDULES OF INVESTMENTS ...............................................   26

   STATEMENTS OF ASSETS AND LIABILITIES ...................................   50

   STATEMENTS OF OPERATIONS ...............................................   52

   STATEMENTS OF CHANGES IN NET ASSETS ....................................   54

   FINANCIAL HIGHLIGHTS ...................................................   58

NOTES TO FINANCIAL STATEMENTS .............................................   63

UNAUDITED PROXY VOTING INFORMATION ........................................   76

2


--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Consumer spending carried the economy during the six-month period from January 1 to June 30, 2004, thanks to tax cuts and low interest rates. Strong corporate performance and improved unemployment also helped the economy.

Though speculation about the upcoming presidential election increased volatility in the first quarter of 2004, the market was still up across the board. For the year, the S&P 500(R) Index was up 3.45% and the Russell 2000 Index was up 6.76%. Of the 30 companies included in the Dow Jones Industrial Average (DJIA), 21 were down--most notably Wal-Mart and Alcoa--both of which had double-digit losses. Among the few bright spots were industrial companies like Boeing and 3M, which both posted double-digit gains. Consequently, the DJIA barely eked out a positive return of 0.73%.

Nasdaq stocks had a good run in January--a time when investors generally have a bigger appetite for risk, but then declined sharply in the next three months when the oil price and interest rate uncertainties emerged. Amid strong economic news in May and June, however, the Nasdaq's performance improved, enabling it to end the period up 3.31%.

It was a flat but volatile period for fixed-income investments.The yield on the Long Bond began the period at 5.17% and moved lower throughout the quarter due to low inflation and high unemployment. Better-than-expected non-farm payrolls and improved unemployment pushed the yield to a peak of 5.56% in May. On June 30, the Federal Reserve raised short-term interest rates by 25 basis points to 1.25% and the Long Bond yield closed at 5.29%--only 12 basis points from the beginning of the year.

The Rydex Dynamic Funds performed exactly as they were supposed to on a daily basis, but because of the effect of compounding, the performance of these leveraged funds will not exactly correlate with their respective index over an extended period of time. As a result, the index returns for the period versus the fund returns for the period will not match by exactly 200%.

                                                            SEMI-ANNUAL REPORT 3


--------------------------------------------------------------------------------

Rydex Titan 500 Fund H-Class, which aims to provide returns of 200% of the daily S&P 500 Index, returned 4.90% for the period versus the S&P's 3.45%. Rydex Velocity 100 Fund H-Class, which aims to provide returns of 200% of the daily Nasdaq 100 Index, returned 3.53% versus the Nasdaq 100's 3.31%.

Rydex Tempest 500 Fund H-Class, which aims to provide returns of 200% of the inverse of the daily S&P 500 Index, returned -8.32% for the period versus the S&P's 3.45%, while Rydex Venture 100 Fund H-Class, which aims to provide returns of 200% of the inverse of the daily Nasdaq 100 Index returned -10.76% versus the Nasdaq 100's 3.31%.

Two new Rydex Dynamic Funds opened during the period and have only four months of performance. Rydex Long Dynamic Dow 30 Fund H-Class, which aims to return 200% of the DJIA, returned -4.24%. Rydex Inverse Dynamic Dow 30 Fund H-Class, which aims to return 200% of the inverse of the DJIA, returned -0.02%.The DJIA returned -1.18% for the same four months.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President

4


STATEMENTS OF ASSETS AND LIABILITIES  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TITAN 500
                                                                         FUND
                                                                 ------------
ASSETS
Investments in Master Portfolio* (Note 3) ....................   $396,399,911
Receivable for Securities Sold (Note 1) ......................      1,316,192
Receivable for Shares Purchased ..............................     45,049,869
                                                                 ------------
    TOTAL ASSETS .............................................    442,765,972
                                                                 ------------
LIABILITIES
Payable for Securities Purchased (Note 1) ....................     37,745,320
Liability for Shares Redeemed ................................      8,486,438
Transfer Agent Fee Payable (Note 4) ..........................         68,285
Distribution and Service Fee Payable (Note 4) ................         25,047
Portfolio Accounting Fee Payable (Note 4) ....................         40,971
Other Liabilities ............................................        101,586
                                                                 ------------
    TOTAL LIABILITIES ........................................     46,467,647
                                                                 ------------
NET ASSETS (NOTE 9) ..........................................   $396,298,325
                                                                 ============

C-CLASS:
Net Assets ...................................................   $ 91,472,977
Shares Outstanding ...........................................      2,771,222
Net Asset Value Per Share ....................................   $      33.01

H-CLASS:
Net Assets ...................................................   $304,825,348
Shares Outstanding ...........................................      8,959,737
Net Asset Value Per Share ....................................   $      34.02

* THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $386,223,961, $377,338,144, $493,954,509, $574,682,498, $17,133,823, AND $5,534,503, RESPECTIVELY.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 5


                                                                   June 30, 2004
--------------------------------------------------------------------------------

                                                 TEMPEST 500   VELOCITY 100    VENTURE 100  LONG DYNAMIC  INVERSE DYNAMIC
                                                        FUND           FUND           FUND   DOW 30 FUND      DOW 30 FUND
                                                ------------   ------------   ------------   -----------      -----------
ASSETS
Investments in Master Portfolio* (Note 3) ...   $356,932,382   $539,809,263   $516,678,576   $17,418,064       $5,509,438
Receivable for Securities Sold (Note 1) .....      7,336,134     10,422,463             --        19,906           62,886
Receivable for Shares Purchased .............      3,767,629     31,536,456     25,432,085     1,642,898          349,492
                                                ------------   ------------   ------------   -----------       ----------
    TOTAL ASSETS ............................    368,036,145    581,768,182    542,110,661    19,080,868        5,921,816
                                                ------------   ------------   ------------   -----------       ----------
LIABILITIES
Payable for Securities Purchased (Note 1) ...             --      7,079,546      7,639,749     1,204,843           97,254
Liability for Shares Redeemed ...............     10,947,873     34,684,515     17,588,673       452,432          312,162
Transfer Agent Fee Payable (Note 4) .........         84,333        103,226        110,677         2,797            1,677
Distribution and Service Fee Payable (Note 4)         20,957         29,697         26,580         1,053              278
Portfolio Accounting Fee Payable (Note 4) ...         50,600         61,935         66,406         1,678            1,006
Other Liabilities ...........................        138,801        157,007        160,454         2,818            2,070
                                                ------------   ------------   ------------   -----------       ----------
    TOTAL LIABILITIES .......................     11,242,564     42,115,926     25,592,539     1,665,621          414,447
                                                ------------   ------------   ------------   -----------       ----------
NET ASSETS (NOTE 9) .........................   $356,793,581   $539,652,256   $516,518,122   $17,415,247       $5,507,369
                                                ============   ============   ============   ===========       ==========

C-CLASS:
Net Assets ..................................   $ 40,636,286   $ 70,562,236   $ 37,689,566   $ 4,239,044       $  325,943
Shares Outstanding ..........................        862,887      3,634,201      1,621,173       177,660            6,539
Net Asset Value Per Share ...................   $      47.09   $      19.42   $      23.25   $     23.86       $    49.85

H-CLASS:
Net Assets ..................................   $316,157,295   $469,090,020   $478,828,556   $13,176,203       $5,181,426
Shares Outstanding ..........................      6,547,915     22,867,885     20,177,092       550,477          103,657
Net Asset Value Per Share ...................   $      48.28   $      20.51   $      23.73   $     23.94       $    49.99

6


STATEMENTS OF OPERATIONS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          TITAN 500
                                                                               FUND
                                                                       ------------
INVESTMENT INCOME
     Total Income ..................................................   $         --
                                                                       ------------
EXPENSES
   Transfer Agent and Administrative Fees (Note 4) .................        430,930
   Distribution & Service Fees (Note 4):
     C-Class .......................................................        375,428
     H-Class .......................................................        337,073
   Accounting Fees (Note 4) ........................................        258,558
   Registration Fees ...............................................         92,981
   Trustees' Fees ..................................................          5,044
   Miscellaneous ...................................................        161,923
                                                                       ------------
     Total Expenses ................................................      1,661,937
                                                                       ------------
   Net Investment Loss .............................................     (1,661,937)
                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ...........................................     21,037,009
                                                                       ------------
     Total Net Realized Gain (Loss) ................................     21,037,009
                                                                       ------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ...........................................     (9,838,615)
                                                                       ------------
Net Change in Unrealized Appreciation (Depreciation) ...............     (9,838,615)
                                                                       ------------
     Net Gain (Loss) on Investments ................................     11,198,394
                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $  9,536,457
                                                                       ============

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7


                                                      Period Ended June 30, 2004
--------------------------------------------------------------------------------

                                                                                                                  LONG      INVERSE
                                                                                                               DYNAMIC      DYNAMIC
                                                              TEMPEST 500    VELOCITY 100     VENTURE 100       DOW 30       DOW 30
                                                                     FUND            FUND            FUND        FUND*        FUND*
                                                             ------------    ------------    ------------    ---------    ---------
INVESTMENT INCOME
     Total Income .........................................  $         --    $         --    $         --    $      --    $      --
                                                             ------------    ------------    ------------    ---------    ---------
EXPENSES
   Transfer Agent and Administrative Fees (Note 4) ........       495,732         671,411         583,308        8,343        5,864
   Distribution & Service Fees (Note 4):
     C-Class ..............................................       201,979         287,026         199,447        4,058        1,288
     H-Class ..............................................       445,237         599,655         533,446        7,328        5,542
   Accounting Fees (Note 4) ...............................       297,439         402,847         349,985        5,006        3,519
   Registration Fees ......................................       121,907         155,930         119,989          346          213
   Trustees' Fees .........................................         6,399           8,270           6,584           40           25
   Miscellaneous ..........................................       163,341         242,398         215,073        4,099        2,891
                                                             ------------    ------------    ------------    ---------    ---------
     Total Expenses .......................................     1,732,034       2,367,537       2,007,832       29,220       19,342
                                                             ------------    ------------    ------------    ---------    ---------
   Net Investment Loss ....................................    (1,732,034)     (2,367,537)     (2,007,832)     (29,220)     (19,342)
                                                             ------------    ------------    ------------    ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities ..................................   (74,598,739)    (94,694,100)    (49,293,117)    (262,006)    (574,997)
                                                             ------------    ------------    ------------    ---------    ---------
     Total Net Realized Gain (Loss) .......................   (74,598,739)    (94,694,100)    (49,293,117)    (262,006)    (574,997)
                                                             ------------    ------------    ------------    ---------    ---------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ..................................    30,470,126     108,944,067     (27,921,035)     284,241      (25,065)
                                                             ------------    ------------    ------------    ---------    ---------
Net Change in Unrealized Appreciation (Depreciation) ......    30,470,126     108,944,067     (27,921,035)     284,241      (25,065)
                                                             ------------    ------------    ------------    ---------    ---------
     Net Gain (Loss) on Investments .......................   (44,128,613)     14,249,967     (77,214,152)      22,235     (600,062)
                                                             ------------    ------------    ------------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....  $(45,860,647)   $ 11,882,430    $(79,221,984)   $  (6,985)   $(619,404)
                                                             ============    ============    ============    =========    =========

                                                        SEMI-ANNUAL REPORT 8 & 9


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          TITAN 500 FUND                    TEMPEST 500 FUND
                                                                  -------------------------------    ------------------------------
                                                                         PERIOD              YEAR           PERIOD             YEAR
                                                                          ENDED             ENDED            ENDED            ENDED
                                                                       JUNE 30,      DECEMBER 31,         JUNE 30,     DECEMBER 31,
                                                                          2004+              2003            2004+             2003
                                                                  -------------     -------------    -------------    -------------
FROM OPERATIONS
   Net Investment Loss .......................................    $  (1,661,937)    $  (1,819,176)   $  (1,732,034)   $  (4,144,156)
   Net Realized Gain (Loss) on Investments ...................       21,037,009        76,833,899      (74,598,739)    (196,761,655)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...........................       (9,838,615)        4,954,567       30,470,126     (124,313,104)
                                                                  -------------     -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets from Operations .....        9,536,457        79,969,290      (45,860,647)    (325,218,915)
                                                                  -------------     -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Realized Gain on Investment
     C-Class .................................................               --                --               --               --
     H-Class .................................................               --                --               --               --
                                                                  -------------     -------------    -------------    -------------
   Total Distributions to Shareholders .......................               --                --               --               --
                                                                  -------------     -------------    -------------    -------------
NET INCREASE IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 8) ...............................       68,932,150       101,653,549       57,016,930      313,108,369
                                                                  -------------     -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets .....................       78,468,607       181,622,839       11,156,283      (12,110,546)
NET ASSETS--BEGINNING OF PERIOD ..............................      317,829,718       136,206,879      345,637,298      357,747,844
                                                                  -------------     -------------    -------------    -------------
NET ASSETS--END OF PERIOD (NOTE 9) ...........................    $ 396,298,325     $ 317,829,718    $ 356,793,581    $ 345,637,298
                                                                  =============     =============    =============    =============

                                                                        VELOCITY 100 FUND                 VENTURE 100 FUND
                                                                  -------------------------------    ------------------------------
                                                                         PERIOD              YEAR           PERIOD             YEAR
                                                                          ENDED             ENDED            ENDED            ENDED
                                                                       JUNE 30,      DECEMBER 31,         JUNE 30,     DECEMBER 31,
                                                                          2004+              2003            2004+             2003
                                                                  -------------     -------------    -------------    -------------
FROM OPERATIONS
   Net Investment Loss .......................................    $  (2,367,537)    $  (2,894,506)   $  (2,007,832)   $  (3,197,611)
   Net Realized Gain (Loss) on Investments ...................      (94,694,100)      311,973,602      (49,293,117)    (264,607,278)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...........................      108,944,067       (99,016,169)     (27,921,035)    (117,161,139)
                                                                  -------------     -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets from
     Operations ..............................................       11,882,430       210,062,927      (79,221,984)    (384,966,028)
                                                                  -------------     -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Realized Gain on Investment
     C-Class .................................................               --        (1,195,151)              --               --
     H-Class .................................................               --        (9,963,735)              --               --
                                                                  -------------     -------------    -------------    -------------
   Total Distributions to Shareholders .......................               --       (11,158,886)              --               --
                                                                  -------------     -------------    -------------    -------------
NET INCREASE IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 8) ...............................       12,620,308       137,991,229      233,693,130      424,983,909
                                                                  -------------     -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets .....................       24,502,738       336,895,270      154,471,146       40,017,881
NET ASSETS--BEGINNING OF PERIOD ..............................      515,149,518       178,254,248      362,046,976      322,029,095
                                                                  -------------     -------------    -------------    -------------
NET ASSETS--END OF PERIOD (NOTE 9) ...........................    $ 539,652,256     $ 515,149,518    $ 516,518,122    $ 362,046,976
                                                                  =============     =============    =============    =============

+     UNAUDITED

See Notes to Financial Statements.

10


STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                               LONG DYNAMIC       INVERSE DYNAMIC
                                                                DOW 30 FUND           DOW 30 FUND
                                                               ------------       ---------------
                                                                     PERIOD                PERIOD
                                                                      ENDED                 ENDED
                                                                   JUNE 30,              JUNE 30,
                                                                     2004*+                2004*+
                                                               ------------           -----------
FROM OPERATIONS
   Net Investment Loss ................................        $    (29,220)          $   (19,342)
   Net Realized Loss on Investments ...................            (262,006)             (574,997)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ....................             284,241               (25,065)
                                                               ------------           -----------
   Net Decrease in Net Assets from Operations .........              (6,985)             (619,404)
                                                               ------------           -----------
DISTRIBUTIONS TO SHAREHOLDERS: (NOTE 1) ...............                  --                    --
                                                               ------------           -----------
NET INCREASE IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 8) ........................          17,422,232             6,126,773
                                                               ------------           -----------
   Net Increase in Net Assets .........................          17,415,247             5,507,369
NET ASSETS--BEGINNING OF PERIOD .......................                  --                    --
                                                               ------------           -----------
NET ASSETS--END OF PERIOD (NOTE 9) ....................        $ 17,415,247           $ 5,507,369
                                                               ============           ===========

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

+     UNAUDITED

See Notes to Financial Statements.

12


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   C-CLASS
                                                               ------------------------------------------------
                                                                                TITAN 500 FUND
                                                               ------------------------------------------------
                                                                   PERIOD                YEAR              YEAR
                                                                    ENDED               ENDED             ENDED
                                                                 JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                  2004+++                2003            2002++
                                                               ----------        ------------      ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......................   $    31.57          $    20.76        $    39.24
                                                               ----------          ----------        ----------
Net Investment Income (Loss) + .............................         (.25)               (.38)             (.42)
Net Realized and Unrealized
   Gains (Losses) on Securities ............................         1.69               11.19            (18.06)
                                                               ----------          ----------        ----------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ...............................         1.44               10.81            (18.48)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains ..............................           --                  --                --
                                                               ----------          ----------        ----------
Net Increase (Decrease) in Net Asset Value .................         1.44               10.81            (18.48)
                                                               ----------          ----------        ----------
NET ASSET VALUE - END OF PERIOD ............................   $    33.01          $    31.57        $    20.76
                                                               ==========          ==========        ==========

TOTAL INVESTMENT RETURN ....................................         4.56%              52.07%           (47.09)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio ..........................         2.47%**             2.46%             2.50%
Net Expenses, including expenses of the
   corresponding Master Portfolio ...........................        2.47%**             2.46%             2.50%
Net Investment Income (Loss) ...............................        (1.55)%**           (1.52)%           (1.56)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................................          147%                769%            1,227%
Net Assets, End of Period (000's omitted) ..................   $   91,473          $   70,715        $   11,491

* SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 27, 2000--TITAN 500 FUND C-CLASS; MARCH 7, 2001--TEMPEST 500 FUND C-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED DECEMBER 31, 2000 THROUGH DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 13


                                           -------------------------------------------------------------------------------------
                                                                                 C-CLASS
                                           -------------------------------------------------------------------------------------
                                                TITAN 500 FUND                               TEMPEST 500 FUND
                                           --------------------------      -----------------------------------------------------
                                                   YEAR        PERIOD        PERIOD            YEAR           YEAR        PERIOD
                                                  ENDED         ENDED         ENDED           ENDED          ENDED         ENDED
                                           DECEMBER 31,  DECEMBER 31,      JUNE 30,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                 2001++       2000*++       2004+++            2003           2002         2001*
                                           ------------  ------------      --------    ------------   ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......   $   60.00     $   64.02    $    51.58       $   92.07     $    67.98      $  61.02
                                              ---------     ---------    ----------       ---------     ----------      --------
Net Investment Income (Loss) + ............        (.57)          .18          (.37)          (1.03)         (1.36)         (.88)
Net Realized and Unrealized
   Gains (Losses) on Securities ...........      (20.19)        (4.20)        (4.12)         (39.46)         26.19          7.84
                                              ---------     ---------    ----------       ---------     ----------      --------
Net Increase (Decrease) in Net Asset
   Value Resulting from Operations ........      (20.76)        (4.02)        (4.49)         (40.49)         24.83          6.96
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains .............          --            --            --              --           (.74)           --
                                              ---------     ---------    ----------       ---------     ----------      --------
Net Increase (Decrease) in Net Asset
   Value ..................................      (20.76)        (4.02)        (4.49)         (40.49)         24.09          6.96
                                              ---------     ---------    ----------       ---------     ----------      --------
NET ASSET VALUE - END OF PERIOD ...........   $   39.24     $   60.00    $    47.09       $   51.58     $    92.07      $  67.98
                                              =========     =========    ==========       =========     ==========      ========

TOTAL INVESTMENT RETURN ...................      (34.60)%       (6.28)%       (8.70)%        (43.98)%        36.54%        11.41%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio .........        2.64%         2.50%**       2.46%**         2.46%          2.50%         2.50%**
Net Expenses, including expenses of the
   corresponding Master Portfolio .........        2.50%         2.50%**       2.46%**         2.46%          2.50%         2.50%**
Net Investment Income (Loss) ..............       (2.08)%        3.10%**      (1.54)%**       (1.52)%        (1.49)%       (1.52)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................       1,494%           --            --              --             --            --
Net Assets, End of Period (000's omitted) .   $   7,965     $     190    $   40,636       $  33,841     $   16,786      $  1,231

14

--------------------------------------------------------------------------------

                                                                                C-CLASS
                                                            ------------------------------------------------
                                                                           VELOCITY 100 FUND
                                                            ------------------------------------------------
                                                                PERIOD                YEAR              YEAR
                                                                 ENDED               ENDED             ENDED
                                                              JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                               2004+++                2003              2002
                                                            ----------        ------------      ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................    $    18.82          $     9.69        $    31.45
                                                            ----------          ----------        ----------
Net Investment Loss + ..................................          (.14)               (.22)             (.19)
Net Realized and Unrealized
    Gains (Losses) on Securities .......................           .74                9.77            (21.57)
                                                            ----------          ----------        ----------
Net Increase (Decrease) in Net Asset Value
    Resulting from Operations ..........................           .60                9.55            (21.76)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Realized Capital Gains .........................            --                (.42)               --
                                                            ----------          ----------        ----------
Net Increase (Decrease) in Net Asset Value .............           .60                9.13            (21.76)
                                                            ----------          ----------        ----------
NET ASSET VALUE--END OF PERIOD .........................    $    19.42          $    18.82        $     9.69
                                                            ==========          ==========        ==========
TOTAL INVESTMENT RETURN ................................          3.19%              98.54%           (69.19)%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses, including expenses of the
    corresponding Master Portfolio .....................          2.46%**             2.46%             2.50%
Net Investment Loss ....................................         (1.54)%**           (1.52)%           (1.54)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................            98%                530%              298%
Net Assets, End of Period (000's omitted) ..............    $   70,562          $   54,498        $   15,311

* SINCE THE COMMENCEMENT OF OPERATIONS: NOVEMBER 20, 2000--VELOCITY 100 FUND C-CLASS; MARCH 8, 2001--VENTURE 100 FUND C-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIOD ENDED DECEMBER 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

+++   UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 15


                                             -----------------------------------------------------------------------------------
                                                                                  C-CLASS
                                             -----------------------------------------------------------------------------------
                                                  VELOCITY 100 FUND                            VENTURE 100 FUND
                                             --------------------------     ----------------------------------------------------
                                                     YEAR        PERIOD       PERIOD            YEAR          YEAR        PERIOD
                                                    ENDED         ENDED        ENDED           ENDED         ENDED         ENDED
                                             DECEMBER 31,  DECEMBER 31,     JUNE 30,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                     2001       2000*++      2004+++            2003          2002         2001*
                                             ------------  ------------     --------    ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .......    $  104.50     $  160.00    $   26.15       $   71.08     $   48.72     $   57.68
                                                ---------     ---------    ---------       ---------     ---------     ---------
Net Investment Loss + ......................         (.45)        (2.00)        (.20)           (.58)        (1.13)         (.69)
Net Realized and Unrealized
    Gains (Losses) on Securities ...........       (72.60)       (53.50)       (2.70)         (44.35)        25.48         (8.27)
                                                ---------     ---------    ---------       ---------     ---------     ---------
Net Increase (Decrease) in Net Asset Value
    Resulting from Operations ..............       (73.05)       (55.50)       (2.90)         (44.93)        24.35         (8.96)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Realized Capital Gains .............           --            --           --              --         (1.99)           --
                                                ---------     ---------    ---------       ---------     ---------     ---------
Net Increase (Decrease) in Net Asset Value .       (73.05)       (55.50)       (2.90)         (44.93)        22.36         (8.96)
                                                ---------     ---------    ---------       ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD .............    $   31.45     $  104.50    $   23.25       $   26.15     $   71.08     $   48.72
                                                =========     =========    =========       =========     =========     =========
TOTAL INVESTMENT RETURN ....................       (69.90)%      (34.69)%     (11.09)%        (63.21)%       50.09%       (15.53)%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses, including expenses of the
    corresponding Master Portfolio .........         2.50%         2.50%**      2.46%**         2.46%         2.50%         2.50%**
Net Investment Loss ........................        (1.58)%      (14.36)%**    (1.54)%**       (1.52)%       (1.60)%       (1.42)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .................          733%          757%          --              --            --            --
Net Assets, End of Period (000's omitted) ..    $  15,205     $      83    $  37,690       $  38,597     $  22,654     $   5,794

16

--------------------------------------------------------------------------------

                                                                 C-CLASS
                                                       -----------------------------
                                                              LONG           INVERSE
                                                           DYNAMIC           DYNAMIC
                                                       DOW 30 FUND       DOW 30 FUND
                                                       -----------       -----------
                                                            PERIOD            PERIOD
                                                             ENDED             ENDED
                                                          JUNE 30,          JUNE 30,
                                                           2004*++           2004*++
                                                         ---------         ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............      $   25.00         $   50.00
                                                         ---------         ---------
Net Investment Loss + .............................           (.12)             (.33)
Net Realized and Unrealized Gains
   (Losses) on Securities .........................          (1.02)              .18
                                                         ---------         ---------
Net Decrease in Net Asset Value
   Resulting from Operations ......................          (1.14)             (.15)
DISTRIBUTIONS TO SHAREHOLDERS .....................             --                --
                                                         ---------         ---------
Net Decrease in Net Asset Value ...................          (1.14)             (.15)
                                                         ---------         ---------
NET ASSET VALUE--END OF PERIOD ....................      $   23.86         $   49.85
                                                         =========         =========

TOTAL INVESTMENT RETURN ...........................          (4.56)%           (0.30)%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses, including expenses of the
   corresponding Master Portfolio .................           2.42%**           2.41%**
Net Investment Loss ...............................          (1.50)%**         (1.49)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................            595%               --
Net Assets, End of Period (000's omitted) .........      $   4,239         $     326

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++    UNAUDITED

See Notes to Financial Statements.

18

--------------------------------------------------------------------------------

                                                                            H-CLASS
                                                                        --------------
                                                                        TITAN 500 FUND
                                                                        --------------
                                                                                PERIOD
                                                                                 ENDED
                                                                              JUNE 30,
                                                                               2004+++
                                                                           -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....................................  $     32.43
                                                                           -----------
Net Investment Income (Loss) + ..........................................         (.13)
Net Realized and Unrealized Gains (Losses) on Securities ................         1.72
                                                                           -----------
Net Increase (Decrease) in Net Asset Value Resulting from Operations ....         1.59
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ................................................           --
                                                                           -----------
Net Increase (Decrease) in Net Asset Value ..............................         1.59
                                                                           -----------
NET ASSET VALUE--END OF PERIOD ..........................................  $     34.02
                                                                           ===========

TOTAL INVESTMENT RETURN .................................................         4.90%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio .......................................         1.72%**
Net Expenses, including expenses of the
   corresponding Master Portfolio .......................................         1.72%**
Net Investment Income (Loss) ............................................        (0.80)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............................................          147%
Net Assets, End of Period (000's omitted) ...............................  $   304,825

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 19, 2000.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED DECEMBER 31, 2000 THROUGH DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 19


--------------------------------------------------------------------------------

                                                                                               H-CLASS
                                                                      -----------------------------------------------------------
                                                                                            TITAN 500 FUND
                                                                      -----------------------------------------------------------
                                                                              YEAR            YEAR            YEAR         PERIOD
                                                                             ENDED           ENDED           ENDED          ENDED
                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                              2003          2002++          2001++        2000*++
                                                                      ------------    ------------    ------------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............................   $     21.18     $     39.66     $     60.03    $     75.00
                                                                       -----------     -----------     -----------    -----------
Net Investment Income (Loss) + .....................................          (.19)           (.21)           (.24)          1.80
Net Realized and Unrealized Gains (Losses) on Securities ...........         11.44          (18.27)         (20.13)        (16.74)
                                                                       -----------     -----------     -----------    -----------
Net Increase (Decrease) in Net Asset Value Resulting
   from Operations .................................................         11.25          (18.48)         (20.37)        (14.94)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...........................................            --              --              --           (.03)
                                                                       -----------     -----------     -----------    -----------
Net Increase (Decrease) in Net Asset Value .........................         11.25          (18.48)         (20.37)        (14.97)
                                                                       -----------     -----------     -----------    -----------
NET ASSET VALUE--END OF PERIOD .....................................   $     32.43     $     21.18     $     39.66    $     60.03
                                                                       ===========     ===========     ===========    ===========

TOTAL INVESTMENT RETURN ............................................         53.12%         (46.60)%        (33.93)%       (19.92)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio ..................................          1.71%           1.75%           1.89%          2.21%**
Net Expenses, including expenses of the
   corresponding Master Portfolio ..................................          1.71%           1.75%           1.75%          1.75%**
Net Investment Income (Loss) .......................................         (0.77)%         (0.81)%         (0.52)%         4.08%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................................           769%          1,227%          1,494%            --
Net Assets, End of Period (000's omitted) ..........................   $   247,115     $   124,716     $    97,786    $    64,745

20

--------------------------------------------------------------------------------

                                                                              H-CLASS
                                                                         ----------------
                                                                         TEMPEST 500 FUND
                                                                         ----------------
                                                                                   PERIOD
                                                                                    ENDED
                                                                                 JUNE 30,
                                                                                   2004++
                                                                              -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....................................    $     52.66
                                                                              -----------
Net Investment Income (Loss)+ ............................................           (.20)
Net Realized and Unrealized Gains (Losses) on Securities .................          (4.18)
                                                                              -----------
Net Increase (Decrease) in Net Asset Value Resulting from Operations .....          (4.38)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .................................................             --
   Net Realized Capital Gains ............................................             --
                                                                              -----------
Net Increase (Decrease) in Net Asset Value ...............................          (4.38)
                                                                              -----------
NET ASSET VALUE--END OF PERIOD ...........................................    $     48.28
                                                                              ===========

TOTAL INVESTMENT RETURN ..................................................          (8.32)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio ........................................           1.71%**
Net Expenses, including expenses of the
   corresponding Master Portfolio ........................................           1.71%**
Net Investment Income (Loss)  ............................................          (0.79)%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ................................    $   316,157

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 19, 2000.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++    UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 21


--------------------------------------------------------------------------------

                                                                                                H-CLASS
                                                                      ----------------------------------------------------------
                                                                                           TEMPEST 500 FUND
                                                                      ----------------------------------------------------------
                                                                              YEAR            YEAR            YEAR        PERIOD
                                                                             ENDED           ENDED           ENDED         ENDED
                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                                                              2003            2002            2001         2000*
                                                                      ------------    ------------    ------------  ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............................   $     93.27     $     68.39     $     56.61     $   50.00
                                                                       -----------     -----------     -----------     ---------
Net Investment Income (Loss)+ ......................................          (.56)           (.71)           (.27)          .95
Net Realized and Unrealized Gains (Losses) on Securities ...........        (40.05)          26.33           12.05          5.98
                                                                       -----------     -----------     -----------     ---------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ......................................................        (40.61)          25.62           11.78          6.93
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ...........................................            --              --              --          (.32)
   Net Realized Capital Gains ......................................            --            (.74)             --            --
                                                                       -----------     -----------     -----------     ---------
Net Increase (Decrease) in Net Asset Value .........................        (40.61)          24.88           11.78          6.61
                                                                       -----------     -----------     -----------     ---------
NET ASSET VALUE--END OF PERIOD .....................................   $     52.66     $     93.27     $     68.39     $   56.61
                                                                       ===========     ===========     ===========     =========

TOTAL INVESTMENT RETURN ............................................        (43.54)%         37.48%          20.81%        13.92%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses, including expenses of the
   corresponding Master Portfolio ..................................          1.71%           1.75%           1.75%         2.59%**
Net Expenses, including expenses of the
   corresponding Master Portfolio ..................................          1.71%           1.75%           1.75%         1.75%**
Net Investment Income (Loss) .......................................         (0.77)%         (0.81)%         (0.39)%        2.95%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000's omitted) ..........................   $   311,796     $   340,962     $   128,237     $  35,941

22

--------------------------------------------------------------------------------

                                                                                 H-CLASS
                                                                            -----------------
                                                                            VELOCITY 100 FUND
                                                                            -----------------
                                                                                       PERIOD
                                                                                        ENDED
                                                                                     JUNE 30,
                                                                                      2004+++
                                                                                  -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......................................       $     19.81
                                                                                  -----------
Net Investment Income (Loss)+ .............................................              (.08)
Net Realized and Unrealized Gains (Losses) on Securities ..................               .78
                                                                                  -----------
Net Increase (Decrease) in Net Asset Value Resulting from Operations ......               .70
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains .............................................                --
                                                                                  -----------
Net Increase (Decrease) in Net Asset Value ................................               .70
                                                                                  -----------
NET ASSET VALUE--END OF PERIOD ............................................       $     20.51
                                                                                  ===========

TOTAL INVESTMENT RETURN ...................................................              3.53%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio .........................................              1.72%**
Net Expenses, including expenses of the
   corresponding Master Portfolio .........................................              1.72%**
Net Investment Income (Loss) ..............................................             (0.80)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................................................                98%
Net Assets, End of Period (000's omitted) .................................       $   469,090

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 24, 2000.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++ PER SHARE AMOUNTS FOR THE PERIOD ENDED DECEMBER 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

+++   UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 23


--------------------------------------------------------------------------------

                                                                                           H-CLASS
                                                                  ------------------------------------------------------------
                                                                                      VELOCITY 100 FUND
                                                                  ------------------------------------------------------------
                                                                          YEAR            YEAR            YEAR          PERIOD
                                                                         ENDED           ENDED           ENDED           ENDED
                                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          2003            2002            2001         2000*++
                                                                  ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...........................   $     10.11     $     32.06     $    104.70     $    250.00
                                                                   -----------     -----------     -----------     -----------
Net Investment Income (Loss)+ ..................................          (.12)           (.12)           (.14)           2.30
Net Realized and Unrealized Gains (Losses) on Securities .......         10.24          (21.83)         (72.50)        (147.60)
                                                                   -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net Asset Value Resulting from
   Operations ..................................................         10.12          (21.95)         (72.64)        (145.30)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Capital Gains ..................................          (.42)             --              --              --
                                                                   -----------     -----------     -----------     -----------
Net Increase (Decrease) in Net Asset Value .....................          9.70          (21.95)         (72.64)        (145.30)
                                                                   -----------     -----------     -----------     -----------
NET ASSET VALUE--END OF PERIOD .................................   $     19.81     $     10.11     $     32.06     $    104.70
                                                                   ===========     ===========     ===========     ===========

TOTAL INVESTMENT RETURN ........................................        100.09%         (68.47)%        (69.38)%        (58.12)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio ..............................          1.71%           1.75%           1.75%           2.16%**
Net Expenses, including expenses of the
   corresponding Master Portfolio ..............................          1.71%           1.75%           1.75%           1.75%**
Net Investment Income (Loss) ...................................         (0.77)%         (0.81)%         (0.81)%          1.89%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .....................................           530%            298%            733%            757%
Net Assets, End of Period (000's omitted) ......................   $   460,652     $   162,943     $   197,495     $   130,126

24


FINANCIAL HIGHLIGHTS  (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                 H-CLASS
                                                                            ----------------

                                                                            VENTURE 100 FUND
                                                                            ----------------
                                                                                      PERIOD
                                                                                       ENDED
                                                                                    JUNE 30,
                                                                                      2004++
                                                                                 -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ......................................      $     26.59
                                                                                 -----------
Net Investment Income (Loss)+ .............................................             (.10)
Net Realized and Unrealized
   Gains (Losses) on Securities ...........................................            (2.76)
                                                                                 -----------
Net Increase (Decrease) in Net Asset Value Resulting from Operations ......            (2.86)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ..................................................               --
   Net Realized Capital Gains .............................................               --
                                                                                 -----------
Net Increase (Decrease) in Net Asset Value ................................            (2.86)
                                                                                 -----------
NET ASSET VALUE--END OF PERIOD ............................................      $     23.73
                                                                                 ===========

TOTAL INVESTMENT RETURN ...................................................           (10.76)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio .........................................             1.71%**
Net Expenses, including expenses of the
   corresponding Master Portfolio .........................................             1.71%**
Net Investment Income (Loss) ..............................................            (0.79)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ................................................               --
Net Assets, End of Period (000's omitted) .................................      $   478,829

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 23,2000--VENTURE 100 FUND H-CLASS; FEBRUARY 20,2004--LONG DYNAMIC DOW 30 FUND H-CLASS AND INVERSE DYNAMIC DOW 30 FUND H-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

++    UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 25


--------------------------------------------------------------------------------

                                            ------------------------------------------------------------------------------------
                                                                                 H-CLASS
                                            ------------------------------------------------------------------------------------
                                                                                                           LONG         INVERSE
                                                                                                         DYNAMIC        DYNAMIC
                                                                                                          DOW 30         DOW 30
                                                              VENTURE 100 FUND                             FUND           FUND
                                            -------------------------------------------------------     ----------     ---------
                                                    YEAR           YEAR          YEAR        PERIOD         PERIOD        PERIOD
                                                   ENDED          ENDED         ENDED         ENDED          ENDED         ENDED
                                            DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,       JUNE 30,      JUNE 30,
                                                    2003           2002          2001         2000*        2004*++       2004*++
                                            ------------   ------------  ------------  ------------     ----------     ---------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ........  $   71.71     $    48.87     $   51.44     $   50.00     $    25.00     $   50.00
                                               ---------     ----------     ---------     ---------     ----------     ---------
Net Investment Income (Loss)+ ...............       (.31)          (.58)         (.29)         1.01           (.07)         (.15)
Net Realized and Unrealized
   Gains (Losses) on Securities .............     (44.81)         25.41         (2.28)          .90           (.99)          .14
                                               ---------     ----------     ---------     ---------     ----------     ---------
Net Increase (Decrease) in Net Asset Value
   Resulting from Operations ................     (45.12)         24.83         (2.57)         1.91          (1.06)         (.01)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................         --             --            --          (.47)            --            --
   Net Realized Capital Gains ...............         --          (1.99)           --            --             --            --
                                               ---------     ----------     ---------     ---------     ----------     ---------
Net Increase (Decrease) in Net Asset Value ..     (45.12)         22.84         (2.57)         1.44          (1.06)         (.01)
                                               ---------     ----------     ---------     ---------     ----------     ---------
NET ASSET VALUE--END OF PERIOD ..............  $   26.59     $    71.71     $   48.87     $   51.44     $    23.94     $   49.99
                                               =========     ==========     =========     =========     ==========     =========

TOTAL INVESTMENT RETURN .....................     (62.92)%        50.92%        (5.00)%        3.92%         (4.24)%       (0.02)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
   corresponding Master Portfolio ...........       1.71%          1.75%         1.75%         2.41%**        1.69%**       1.69%**
Net Expenses, including expenses of the
   corresponding Master Portfolio ...........       1.71%          1.75%         1.75%         1.75%**        1.69%**       1.69%**
Net Investment Income (Loss) ................      (0.77)%        (0.80)%       (0.50)%        4.87%**       (0.77)%**     (0.77)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..................         --             --            --            --            595%           --
Net Assets, End of Period (000's omitted) ...  $ 323,450     $  299,375     $ 136,249     $  28,808     $   13,176     $   5,181

26


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED)                               June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 65.4%

FINANCIALS 13.3%
   BANKS 4.1%
   Bank of America
       Corp. .............................             51,303        $ 4,341,260
   Wells Fargo & Co. .....................             42,500          2,432,275
   Wachovia Corp.+ .......................             33,000          1,468,500
   Bank One Corp. ........................             28,100          1,433,100
   U.S. Bancorp+ .........................             48,200          1,328,392
   Fifth Third Bancorp ...................             14,200            763,676
   National City Corp.+  .................             17,000            595,170
   BB&T Corp. ............................             13,700            506,489
   SunTrust Banks, Inc.+ .................              7,100            461,429
   PNC Financial Services
       Group, Inc. .......................              7,000            371,560
   SouthTrust Corp. ......................              8,300            322,123
   KeyCorp ...............................             10,500            313,845
   M&T Bank Corp. ........................              3,000            261,900
   Charter One
       Financial, Inc. ...................              5,600            247,464
   Comerica, Inc. ........................              4,400            241,472
   AmSouth Bancorp .......................              8,800            224,136
   Marshall & Ilsley
       Corp. .............................              5,700            222,813
   Regions Financial
       Corp.+ ............................              5,600            204,680
   Synovus Financial
       Corp. .............................              7,600            192,432
   North Fork Bancorporation,
       Inc.+  ............................              4,300            163,615
   First Horizon National
       Corp.+ ............................              3,200            145,504
   Zions Bancorporation ..................              2,300            141,335
   Union Planters Corp. ..................              4,700            140,107
   Huntington Bancshares,
       Inc.+  ............................              5,800            132,820
                                                                     -----------
TOTAL BANKS                                                           16,656,097
                                                                     -----------
   INSURANCE 3.0%
   American International
       Group, Inc.+ ......................             65,610          4,676,681
   Allstate Corp. ........................             17,700            823,935
   MetLife, Inc. .........................             19,100            684,735
   St. Paul Travelers
       Cos., Inc. ........................             16,705            677,220
   Prudential Financial,
       Inc. ..............................             13,600            631,992
   Marsh & McLennan
       Cos., Inc.+  ......................             13,300            603,554
   AFLAC, Inc. ...........................             12,900            526,449
   Hartford Financial Services
       Group, Inc. .......................              7,300            501,802
   Progressive Corp. .....................              5,500            469,150
   Chubb Corp. ...........................              4,700            320,446
   ACE Ltd. ..............................              7,000            295,960
   Loews Corp. ...........................              4,700            281,812
   XL Capital Ltd.+  .....................              3,400            256,564
   Aon Corp. .............................              7,900            224,913
   Lincoln National
       Corp. .............................              4,500            212,625
   MBIA, Inc.+ ...........................              3,600            205,632
   Ambac Financial Group,
       Inc. ..............................              2,700            198,288
   Cincinnati Financial
       Corp. .............................              4,200            182,784
   Jefferson-Pilot Corp. .................              3,500            177,800
   SAFECO Corp. ..........................              3,500            154,000
   Torchmark Corp. .......................              2,800            150,640
   UnumProvident
       Corp.+ ............................              7,400            117,660
                                                                     -----------
TOTAL INSURANCE                                                       12,374,642
                                                                     -----------
   CAPITAL MARKETS 2.3%
   J.P. Morgan Chase
       & Co.+ ............................             51,709          2,004,758
   Morgan Stanley ........................             27,600          1,456,452
   Merrill Lynch &
       Co., Inc.+ ........................             24,405          1,317,382
   Goldman Sachs
       Group, Inc.+ ......................             12,100          1,139,336
   Bank of New York
       Co., Inc. .........................             19,400            571,912
   Lehman Brothers
       Holdings, Inc. ....................              7,000            526,750
   State Street Corp.+ ...................              8,400            411,936
   Charles Schwab Corp. ..................             34,100            327,701
   Mellon Financial
       Corp. .............................             10,800            316,764
   Franklin Resources,
       Inc. ..............................              6,300            315,504

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 27


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   Northern Trust Corp. ....................             5,500       $   232,540
   Bear Stearns Cos.,
       Inc.+  ..............................             2,600           219,206
   T. Rowe Price Group,
       Inc.+  ..............................             3,200           161,280
   Janus Capital Group,
       Inc. ................................             6,000            98,940
   Federated Investors, Inc. --
       Class B .............................             2,700            81,918
                                                                     -----------
TOTAL CAPITAL MARKETS                                                  9,182,379
                                                                     -----------
   DIVERSIFIED FINANCIALS 1.6%
   Citigroup, Inc. .........................           129,411         6,017,611
   Principal Financial
       Group, Inc. .........................             8,100           281,718
   Moody's Corp.+ ..........................             3,700           239,242
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                           6,538,571
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE 1.2%
   Fannie Mae ..............................            24,400         1,741,184
   Freddie Mac .............................            17,300         1,095,090
   Washington Mutual,
       Inc. ................................            22,600           873,264
   Countrywide Financial
       Corp.+ ..............................             6,900           484,725
   Golden West Financial
       Corp. ...............................             3,800           404,130
   MGIC Investment
       Corp. ...............................             2,500           189,650
   Sovereign Bancorp,
       Inc. ................................             7,700           170,170
                                                                     -----------
TOTAL THRIFTS &
   MORTGAGE FINANCE                                                    4,958,213
                                                                     -----------
   CONSUMER FINANCE 0.8%
   American Express Co. ....................            32,300         1,659,574
   MBNA Corp. ..............................            32,100           827,859
   SLM Corp. ...............................            11,300           457,085
   Capital One Financial
       Corp.+ ..............................             5,800           396,604
   Providian Financial
       Corp.*+ .............................             7,300           107,091
                                                                     -----------
TOTAL CONSUMER FINANCE                                                 3,448,213
                                                                     -----------
   REAL ESTATE 0.3%
   Equity Office Properties
       Trust ...............................            10,000           272,000
   Simon Property
       Group, Inc. .........................             5,100           262,242
   Equity Residential ......................             7,000           208,110
   ProLogis ................................             4,600           151,432
   Plum Creek Timber
       (REIT) Co., Inc. ....................             4,600           149,868
   Apartment Investment &
   Management Co. --
       Class A .............................             2,400            74,712
                                                                     -----------
TOTAL REAL ESTATE                                                      1,118,364
                                                                     -----------
TOTAL FINANCIALS                                                      54,276,479
                                                                     -----------
INFORMATION TECHNOLOGY 11.3%
   SOFTWARE 3.0%
   Microsoft Corp. .........................           271,220         7,746,043
   Oracle Corp.* ...........................           131,410         1,567,722
   Computer Associates
       International, Inc.+ ................            14,600           409,676
   Electronic Arts, Inc.*+ .................             7,500           409,125
   Symantec Corp.*+ ........................             7,800           341,484
   Veritas Software
       Corp.*+ .............................            10,700           296,390
   Adobe Systems, Inc.+ ....................             6,000           279,000
   Intuit, Inc.*+ ..........................             5,000           192,900
   PeopleSoft, Inc.*  ......................             9,100           168,350
   Siebel Systems, Inc.* ...................            12,500           133,500
   Autodesk, Inc. ..........................             2,800           119,868
   Mercury Interactive
       Corp.*+ .............................             2,300           114,609
   BMC Software, Inc.* .....................             5,700           105,450
   Citrix Systems, Inc.* ...................             4,100            83,476
   Novell, Inc.* ...........................             9,500            79,705
   Compuware Corp.* ........................             9,700            64,020
   Parametric Technology
       Corp.* ..............................             6,700            33,500
                                                                     -----------
TOTAL SOFTWARE                                                        12,144,818
                                                                     -----------
   COMPUTERS & PERIPHERALS 2.4%
   International Business
       Machines Corp. ......................            42,699         3,763,917
   Dell, Inc.* .............................            64,309         2,303,548

See Notes to Financial Statements.

28


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
   Hewlett-Packard Co. ....................            76,709         $1,618,560
   EMC Corp./
       Massachusetts*  ....................            60,800            693,120
   Sun Microsystems,
       Inc.* ..............................            82,611            358,532
   Lexmark International,
       Inc.*+  ............................             3,200            308,896
   Apple Computer,
       Inc.*+  ............................             9,300            302,622
   Network Appliance,
       Inc.*+  ............................             8,700            187,311
   NCR Corp.* .............................             2,400            119,016
   Gateway, Inc.*+ ........................             9,400             42,300
                                                                     -----------
TOTAL COMPUTERS &
   PERIPHERALS                                                         9,697,822
                                                                     -----------
   SEMICONDUCTOR EQUIPMENT
     & PRODUCTS 2.3%
   Intel Corp.+ ...........................           162,910          4,496,316
   Texas Instruments,
       Inc.+  .............................            43,501          1,051,854
   Applied Materials,
       Inc.* ..............................            42,300            829,926
   Maxim Integrated
       Products, Inc.+  ...................             8,200            429,844
   Broadcom Corp. --
       Class A*+ ..........................             7,600            355,452
   Linear Technology
       Corp. ..............................             7,800            307,866
   Xilinx, Inc. ...........................             8,700            289,797
   KLA-Tencor Corp.* ......................             4,900            241,962
   Micron Technology,
       Inc.*+  ............................            15,300            234,243
   Altera Corp.*+ .........................             9,500            211,090
   National Semiconductor
       Corp.*+ ............................             8,900            195,711
   Advanced Micro
       Devices, Inc.*+  ...................             8,800            139,920
   Novellus Systems,
       Inc.* ..............................             3,900            122,616
   Teradyne, Inc.*+ .......................             4,800            108,960
   Nvidia Corp.*+  ........................             4,100             84,050
   LSI Logic Corp.* .......................             9,500             72,390
   PMC-Sierra, Inc.*+ .....................             4,300             61,705
   Applied Micro Circuits
       Corp.*+ ............................             7,800             41,496
                                                                     -----------
TOTAL SEMICONDUCTOR
   EQUIPMENT & PRODUCTS                                                9,275,198
                                                                     -----------
   COMMUNICATIONS EQUIPMENT 2.0%
   Cisco Systems, Inc.*+ ..................           172,710          4,093,227
   Qualcomm, Inc.+ ........................            20,200          1,474,196
   Motorola, Inc.+ ........................            58,809          1,073,264
   Corning, Inc.*+ ........................            33,900            442,734
   Lucent Technologies,
       Inc.*+  ............................           107,011            404,502
   Avaya, Inc.*+ ..........................            10,700            168,953
   JDS Uniphase Corp.*+ ...................            36,100            136,819
   Scientific-Atlanta, Inc. ...............             3,800            131,100
   Comverse Technology,
       Inc.*+  ............................             4,800             95,712
   Tellabs, Inc.*+ ........................            10,400             90,896
   Andrew Corp.*+  ........................             4,000             80,040
   QLogic Corp.*+ .........................             2,400             63,816
   ADC Telecommunications,
       Inc.* ..............................            20,300             57,652
   CIENA Corp.* ...........................            14,400             53,568
                                                                     -----------
TOTAL COMMUNICATIONS
   EQUIPMENT                                                           8,366,479
                                                                     -----------
   IT CONSULTING & SERVICES 0.8%
   First Data Corp. .......................            22,299            992,751
   Automatic Data
       Processing, Inc. ...................            14,800            619,824
   Paychex, Inc.+ .........................             9,500            321,860
   Electronic Data Systems
       Corp.+ .............................            12,100            231,715
   Computer Sciences
       Corp.*+ ............................             4,700            218,221
   Fiserv, Inc.* ..........................             4,900            190,561
   SunGard Data
       Systems, Inc.* .....................             7,200            187,200
   Affiliated Computer
       Services, Inc. --
       Class A*+ ..........................             3,400            179,996
   Unisys Corp.*+ .........................             8,300            115,204
   Sabre Holdings Corp. ...................             3,500             96,985
   Convergys Corp.*  ......................             3,600             55,440
                                                                     -----------
TOTAL IT CONSULTING & SERVICES                                         3,209,757
                                                                     -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 29


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS 0.4%
   Analog Devices, Inc.+ .....................            9,400      $   442,552
   Agilent Technologies,
       Inc.* .................................           11,900          348,432
   Solectron Corp.*+  ........................           24,100          155,927
   Molex, Inc.+ ..............................            4,800          153,984
   Waters Corp.*+ ............................            3,100          148,118
   Thermo Electron
       Corp.* ................................            4,200          129,108
   Jabil Circuit, Inc.*  .....................            5,000          125,900
   Sanmina-SCI Corp.* ........................           13,000          118,300
   Symbol Technologies,
       Inc. ..................................            5,800           85,492
   Tektronix, Inc. ...........................            2,100           71,442
   PerkinElmer, Inc. .........................            3,200           64,128
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT
   & INSTRUMENTS                                                       1,843,383
                                                                     -----------
   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+ ............................           33,400        1,213,422
                                                                     -----------
TOTAL INTERNET SOFTWARE
   & SERVICES                                                          1,213,422
                                                                     -----------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+ .............................           20,000          290,000
                                                                     -----------
TOTAL OFFICE ELECTRONICS                                                 290,000
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                          46,040,879
                                                                     -----------
HEALTH CARE 8.8%
   PHARMACEUTICALS 5.2%
   Pfizer, Inc. ..............................          191,620        6,568,734
   Johnson & Johnson,
       Inc.+  ................................           74,610        4,155,777
   Merck & Co., Inc. .........................           55,900        2,655,250
   Eli Lilly & Co.+ ..........................           28,200        1,971,462
   Abbott Laboratories .......................           39,300        1,601,868
   Wyeth .....................................           33,500        1,211,360
   Bristol-Myers
       Squibb Co. ............................           48,799        1,195,575
   Schering-Plough
       Corp.+ ................................           37,000          683,760
   Forest Laboratories,
       Inc.* .................................            9,200          520,996
   Allergan, Inc.+ ...........................            3,300          295,416
   Mylan Laboratories,
       Inc.+  ................................            6,700          135,675
   Watson Pharmaceuticals,
       Inc.*+  ...............................            2,700           72,630
   King Pharmaceuticals,
       Inc.* .................................            6,100           69,845
                                                                     -----------
TOTAL PHARMACEUTICALS                                                 21,138,348
                                                                     -----------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Medtronic, Inc.+  .........................           30,500        1,485,960
   Boston Scientific
       Corp.* ................................           20,600          881,680
   Stryker Corp.+ ............................           10,000          550,000
   Zimmer Holdings,
       Inc.* .................................            6,100          538,020
   Baxter International,
       Inc.+  ................................           15,300          528,003
   Guidant Corp.+ ............................            7,800          435,864
   Becton Dickinson
       & Co. .................................            6,400          331,520
   St. Jude Medical, Inc.* ...................            4,300          325,295
   Biomet, Inc.+ .............................            6,400          284,416
   C.R. Bard, Inc. ...........................            2,600          147,290
   Applera Corp. -- Applied
       Biosystems Group+ .....................            5,200          113,100
   Hospira, Inc.* ............................            3,900          107,640
   Bausch & Lomb, Inc. .......................            1,300           84,591
   Millipore Corp.* ..........................            1,200           67,644
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT
   & SUPPLIES                                                          5,881,023
                                                                     -----------
   HEALTH CARE PROVIDERS & SERVICES 1.4%
   UnitedHealth
       Group, Inc.+ ..........................           15,700          977,325
   Cardinal Health, Inc.+ ....................           10,900          763,545
   HCA, Inc. .................................           12,500          519,875
   WellPoint Health
       Networks, Inc.* .......................            3,900          436,839
   Caremark Rx, Inc.*+ .......................           11,200          368,928
   Aetna, Inc. ...............................            3,900          331,500
   Anthem, Inc.*+ ............................            3,500          313,460
   Medco Health
       Solutions, Inc.*+  ....................            6,800          255,000
   McKesson Corp. ............................            7,300          250,609
   CIGNA Corp. ...............................            3,500          240,835

See Notes to Financial Statements.

30


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   Quest Diagnostics,
       Inc.+  ..............................             2,600       $   220,870
   AmerisourceBergen
       Corp. ...............................             2,800           167,384
   Tenet Healthcare
       Corp.*+ .............................            11,700           156,897
   Express Scripts, Inc.*+ .................             1,900           150,537
   IMS Health, Inc. ........................             6,000           140,640
   Health Management
       Associates, Inc. --
       Class A+ ............................             6,100           136,762
   Manor Care, Inc. ........................             2,200            71,896
   Humana, Inc.* ...........................             4,100            69,290
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS
   & SERVICES                                                          5,572,192
                                                                     -----------
   BIOTECHNOLOGY 0.8%
   Amgen, Inc.* ............................            32,400         1,768,068
   Biogen Idec, Inc.*+ .....................             8,200           518,650
   Gilead Sciences, Inc.* ..................             5,400           361,800
   Genzyme Corp.*+  ........................             5,600           265,048
   Chiron Corp.*+ ..........................             4,700           209,808
   Medimmune, Inc.*+ .......................             6,200           145,080
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                    3,268,454
                                                                     -----------
TOTAL HEALTH CARE                                                     35,860,017
                                                                     -----------
INDUSTRIALS 7.4%
   INDUSTRIAL CONGLOMERATES 2.9%
   General Electric Co. ....................           256,320         8,304,768
   3M Co. ..................................            19,700         1,773,197
   Tyco International
       Ltd.+ ...............................            50,299         1,666,909
   Textron, Inc.+ ..........................             3,500           207,725
                                                                     -----------
TOTAL INDUSTRIAL
   CONGLOMERATES                                                      11,952,599
                                                                     -----------
   AEROSPACE & DEFENSE 1.3%
   United Technologies
       Corp. ...............................            13,000         1,189,240
   Boeing Co.+  ............................            21,200         1,083,108
   Honeywell International,
       Inc. ................................            21,600           791,208
   Lockheed Martin
       Corp. ...............................            11,300           588,504
   Northrop Grumman
       Corp. ...............................             9,400           504,780
   General Dynamics
       Corp.+ ..............................             5,000           496,500
   Raytheon Co.+ ...........................            11,100           397,047
   Rockwell Collins, Inc. ..................             4,500           149,940
   Goodrich Corp.+ .........................             3,000            96,990
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                              5,297,317
                                                                     -----------
   MACHINERY 1.0%
   Illinois Tool Works,
       Inc.+  ..............................             7,700           738,353
   Caterpillar, Inc. .......................             8,700           691,128
   Deere & Co. .............................             6,100           427,854
   Danaher Corp.+ ..........................             7,700           399,245
   Ingersoll-Rand Co. --
       Class A .............................             4,400           300,564
   Paccar, Inc. ............................             4,400           255,156
   Eaton Corp. .............................             3,800           246,012
   Dover Corp. .............................             5,100           214,710
   ITT Industries, Inc.+ ...................             2,300           190,900
   Parker Hannifin Corp. ...................             3,000           178,380
   Pall Corp. ..............................             3,200            83,808
   Cummins, Inc. ...........................             1,100            68,750
   Navistar International
       Corp.*+ .............................             1,700            65,892
   Crane Co. ...............................             1,500            47,085
                                                                     -----------
TOTAL MACHINERY                                                        3,907,837
                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cendant Corp. ...........................            25,300           619,344
   Waste Management,
       Inc. ................................            14,500           444,425
   Apollo Group, Inc. --
       Class A*+ ...........................             4,400           388,476
   Pitney Bowes, Inc. ......................             5,900           261,075
   H&R Block, Inc. .........................             4,500           214,560
   Cintas Corp.+  ..........................             4,300           204,981
   Avery Dennison
       Corp.+ ..............................             2,800           179,228
   RR Donnelley &
       Sons Co.+ ...........................             5,400           178,308
   Robert Half
       International, Inc.+ ................             4,300           128,011

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 31

TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
   Allied Waste
       Industries, Inc.*+ ....................            8,000      $   105,440
   Equifax, Inc. .............................            3,500           86,625
   Monster Worldwide,
       Inc.* .................................            2,800           72,016
   Deluxe Corp.+ .............................            1,300           56,550
                                                                     -----------
TOTAL COMMERCIAL SERVICES
   & SUPPLIES                                                          2,939,039
                                                                     -----------
   AIR FREIGHT & COURIERS 0.7%
   United Parcel Service, Inc. --
       Class B ...............................           28,400        2,134,828
   FedEx Corp. ...............................            7,500          612,675
   Ryder System, Inc.+ .......................            1,600           64,112
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                           2,811,615
                                                                     -----------
   ROAD & RAIL 0.3%
   Union Pacific Corp. .......................            6,500          386,425
   Burlington Northern
       Santa Fe Corp. ........................            9,300          326,151
   Norfolk Southern
       Corp.+ ................................            9,800          259,896
   CSX Corp.+  ...............................            5,400          176,958
                                                                     -----------
TOTAL ROAD & RAIL                                                      1,149,430
                                                                     -----------
   ELECTRICAL EQUIPMENT 0.3%
   Emerson Electric Co. ......................           10,600          673,630
   Rockwell Automation,
       Inc.+  ................................            4,700          176,297
   Cooper Industries Ltd.--
       Class A ...............................            2,300          136,643
   American Power
       Conversion Corp. ......................            5,000           98,250
   Thomas & Betts
       Corp.*+ ...............................            1,496           40,736
   Power-One, Inc.* ..........................            2,100           23,058
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                             1,148,614
                                                                     -----------
   BUILDING PRODUCTS 0.1%
   Masco Corp. ...............................           11,400          355,452
   American Standard
       Cos., Inc.*+  .........................            5,400          217,674
                                                                     -----------
TOTAL BUILDING PRODUCTS                                                  573,126
                                                                     -----------
   AIRLINES 0.1%
   Southwest Airlines Co. ....................           19,800          332,046
   Delta Air Lines, Inc.*+ ...................            3,100           22,072
                                                                     -----------
TOTAL AIRLINES                                                           354,118
                                                                     -----------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc. .......................            2,300          132,250
                                                                     -----------
TOTAL TRADING COMPANIES
   & DISTRIBUTORS                                                        132,250
                                                                     -----------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.+ ..............................            2,100          100,107
                                                                     -----------
TOTAL CONSTRUCTION
   & ENGINEERING                                                         100,107
                                                                     -----------
TOTAL INDUSTRIALS                                                     30,366,052
                                                                     -----------
CONSUMER STAPLES 7.3%
   FOOD & DRUG RETAILING 2.3%
   Wal-Mart Stores, Inc. .....................          108,810        5,740,816
   Walgreen Co. ..............................           25,800          934,218
   Sysco Corp. ...............................           16,200          581,094
   Costco Wholesale
       Corp.+ ................................           11,500          472,305
   CVS Corp.+ ................................           10,000          420,200
   Kroger Co.*+  .............................           18,700          340,340
   Safeway, Inc.*+ ...........................           11,100          281,274
   Albertson's, Inc.+ ........................            9,200          244,168
   Supervalu, Inc.+ ..........................            3,400          104,074
   Winn-Dixie
       Stores, Inc.+ .........................            3,600           25,920
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                            9,144,409
                                                                     -----------
   BEVERAGES 1.8%
   Coca-Cola Co. .............................           61,409        3,099,926
   PepsiCo, Inc. .............................           43,000        2,316,840
   Anheuser-Busch
       Cos., Inc. ............................           20,500        1,107,000
   Coca-Cola
       Enterprises, Inc. .....................           11,500          333,385
   Pepsi Bottling
       Group, Inc. ...........................            6,500          198,510
   Brown-Forman Corp. --
       Class B ...............................            3,000          144,810
   Adolph Coors Co. --
       Class B ...............................              900           65,106
                                                                     -----------
TOTAL BEVERAGES                                                        7,265,577
                                                                     -----------

See Notes to Financial Statements.

32


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS 1.3%
   Procter & Gamble Co. ....................            65,000       $ 3,538,600
   Kimberly-Clark Corp. ....................            12,600           830,088
   Colgate-Palmolive
       Co.+  ...............................            13,400           783,230
   Clorox Co.+  ............................             5,300           285,034
                                                                     -----------
TOTAL HOUSEHOLD PRODUCTS                                               5,436,952
                                                                     -----------
   FOOD PRODUCTS 0.8%
   Sara Lee Corp.+ .........................            19,900           457,501
   General Mills, Inc.+  ...................             9,400           446,782
   Kellogg Co.+ ............................            10,400           435,240
   ConAgra Foods, Inc.+ ....................            13,500           365,580
   WM Wrigley Jr. Co. ......................             5,700           359,385
   H.J. Heinz Co. ..........................             8,800           344,960
   Hershey Foods Corp.+ ....................             6,600           305,382
   Campbell Soup Co. .......................            10,300           276,864
   Archer-Daniels-
       Midland Co.+  .......................            16,300           273,514
   McCormick &
       Co., Inc.+ ..........................             3,500           119,000
                                                                     -----------
TOTAL FOOD PRODUCTS                                                    3,384,208
                                                                     -----------
   TOBACCO 0.7%
   Altria Group, Inc. ......................            51,401         2,572,620
   UST, Inc.+ ..............................             4,200           151,200
   R.J. Reynolds Tobacco
       Holdings, Inc. ......................             2,100           141,939
                                                                     -----------
TOTAL TOBACCO                                                          2,865,759
                                                                     -----------
   PERSONAL PRODUCTS 0.4%
   Gillette Co. ............................            25,300         1,072,720
   Avon Products, Inc.+ ....................            11,800           544,452
   Alberto-Culver Co. --
       Class B .............................             2,300           115,322
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                1,732,494
                                                                     -----------
TOTAL CONSUMER STAPLES                                                29,829,399
                                                                     -----------
CONSUMER DISCRETIONARY 7.2%
   MEDIA 2.4%
   Time Warner, Inc.*+ .....................           114,409         2,011,310
   Comcast Corp. --
       Class A* ............................            56,600         1,586,498
   Viacom, Inc. --
       Class B .............................            44,000         1,571,680
   Walt Disney Co.+ ........................            51,500         1,312,735
   Gannett Co., Inc. .......................             6,800           576,980
   Clear Channel Communi-
       cations, Inc. .......................            15,500           572,725
   Tribune Co. .............................             8,300           377,982
   McGraw-Hill
       Cos., Inc.+  ........................             4,800           367,536
   Omnicom Group+ ..........................             4,800           364,272
   Univision Communi-
   cations, Inc. --
       Class A*+ ...........................             8,100           258,633
   NewYork Times Co. --
       Class A .............................             3,800           169,898
   Knight-Ridder, Inc. .....................             2,000           144,000
   Interpublic Group of
       Cos., Inc.*+  .......................            10,400           142,792
   Dow Jones & Co., Inc. ...................             2,000            90,200
   Meredith Corp. ..........................             1,300            71,448
                                                                     -----------
TOTAL MEDIA                                                            9,618,689
                                                                     -----------
   SPECIALTY RETAIL 1.5%
   Home Depot, Inc. ........................            57,209         2,013,757
   Lowe's Cos., Inc.+  .....................            19,800         1,040,490
   The Gap, Inc.+ ..........................            22,500           545,625
   Best Buy Co., Inc. ......................             8,200           416,068
   Staples, Inc.+ ..........................            12,500           366,375
   TJX Cos., Inc.+ .........................            12,600           304,164
   Bed Bath &
       Beyond, Inc.*  ......................             7,500           288,375
   Limited Brands, Inc. ....................            11,700           218,790
   AutoZone, Inc.*+ ........................             2,200           176,220
   Sherwin-Williams Co. ....................             3,700           153,735
   Office Depot, Inc.*  ....................             7,800           139,698
   Tiffany & Co.+ ..........................             3,700           136,345
   AutoNation, Inc.* .......................             6,900           117,990
   RadioShack Corp.+ .......................             4,100           117,383
   Toys 'R' Us, Inc.*+ .....................             5,400            86,022
   Boise Cascade Corp.+ ....................             2,200            82,808
   Circuit City
       Stores, Inc. ........................             5,000            64,750
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                 6,268,595
                                                                     -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 33


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   HOTELS RESTAURANTS & LEISURE 0.9%
   McDonald's Corp. .........................           31,700       $   824,200
   Carnival Corp.+ ..........................           15,800           742,600
   Starbucks Corp.*+ ........................           10,000           434,800
   International Game
       Technology, Inc. .....................            8,700           335,820
   Marriott International,
       Inc. -- Class A ......................            5,800           289,304
   Yum! Brands, Inc.* .......................            7,400           275,428
   Starwood Hotels &
       Resorts Worldwide,
       Inc. .................................            5,100           228,735
   Hilton Hotels Corp. ......................            9,500           177,270
   Harrah's Entertainment,
       Inc. .................................            2,800           151,480
   Wendy's International,
       Inc. .................................            2,900           101,036
   Darden Restaurants,
       Inc. .................................            4,100            84,255
                                                                     -----------
TOTAL HOTELS RESTAURANTS
   & LEISURE                                                           3,644,928
                                                                     -----------
   MULTILINE RETAIL 0.7%
   Target Corp. .............................           22,900           972,563
   Kohl's Corp.*+ ...........................            8,500           359,380
   JC Penney Holding
       Co., Inc.+ ...........................            6,900           260,544
   Federated Department
       Stores, Inc. .........................            4,500           220,950
   Sears Roebuck
       and Co.+ .............................            5,600           211,456
   May Department
       Stores Co.+ ..........................            7,300           200,677
   Dollar General Corp. .....................            8,500           166,260
   Nordstrom, Inc. ..........................            3,500           149,135
   Family Dollar
       Stores, Inc. .........................            4,300           130,806
   Dillard's/AR, Inc. --
       Class A ..............................            2,100            46,830
   Big Lots, Inc.*+ .........................            2,900            41,934
                                                                     -----------
TOTAL MULTILINE RETAIL                                                 2,760,535
                                                                     -----------
   AUTOMOBILES 0.5%
   Ford Motor Co.+ ..........................           46,000           719,900
   General Motors
       Corp.+ ...............................           14,100           656,919
   Harley-Davidson, Inc. ....................            7,600           470,744
                                                                     -----------
TOTAL AUTOMOBILES                                                      1,847,563
                                                                     -----------
   INTERNET & CATALOG RETAIL 0.4%
   eBay, Inc.*+ .............................           16,200         1,489,590
                                                                     -----------
TOTAL INTERNET &
   CATALOG RETAIL                                                      1,489,590
                                                                     -----------
   HOUSEHOLD DURABLES 0.3%
   Fortune Brands, Inc.+ ....................            3,700           279,091
   Pulte Homes, Inc. ........................            3,200           166,496
   Newell Rubbermaid,
       Inc.+  ...............................            6,900           162,150
   Centex Corp.+ ............................            3,100           141,825
   Leggett & Platt, Inc.+ ...................            4,800           128,208
   Black & Decker
       Corp.+ ...............................            2,000           124,260
   Whirlpool Corp. ..........................            1,800           123,480
   Stanley Works+ ...........................            2,000            91,160
   KB Home+ .................................            1,200            82,356
   Snap-On, Inc. ............................            1,500            50,325
   Maytag Corp. .............................            2,000            49,020
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                               1,398,371
                                                                     -----------
   TEXTILES & APPAREL 0.2%
   Nike, Inc. -- Class B+ ...................            6,600           499,950
   VF Corp.+ ................................            2,700           131,490
   Jones Apparel Group,
       Inc.+  ...............................            3,200           126,336
   Liz Claiborne, Inc.+  ....................            2,700            97,146
   Reebok International
       Ltd. .................................            1,500            53,970
                                                                     -----------
TOTAL TEXTILES & APPAREL                                                 908,892
                                                                     -----------
   AUTO COMPONENTS 0.2%
   Johnson Controls, Inc. ...................            4,700           250,886
   Delphi Corp.+ ............................           14,100           150,588
   Dana Corp. ...............................            3,700            72,520
   Cooper Tire &
       Rubber Co.+ ..........................            1,900            43,700
   Goodyear Tire &
       Rubber Co.*+ .........................            4,400            39,996
   Visteon Corp.+  ..........................            3,300            38,511
                                                                     -----------
TOTAL AUTO COMPONENTS                                                    596,201
                                                                     -----------

See Notes to Financial Statements.

34


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                         SHARES         (NOTE 1)
--------------------------------------------------------------------------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Mattel, Inc.+ .............................           10,800      $   197,100
   Eastman Kodak Co.+ ........................            7,200          194,256
   Brunswick Corp.+  .........................            2,400           97,920
   Hasbro, Inc.+ .............................            4,400           83,600
                                                                     -----------
TOTAL LEISURE EQUIPMENT
   & PRODUCTS                                                            572,876
                                                                     -----------
   DISTRIBUTORS 0.0%
   Genuine Parts Co. .........................            4,400          174,592
                                                                     -----------
TOTAL DISTRIBUTORS                                                       174,592
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                          29,280,832
                                                                     -----------
ENERGY 4.3%
   OIL & GAS 3.7%
   Exxon Mobil Corp. .........................          164,810        7,319,212
   ChevronTexaco
       Corp.+ ................................           26,900        2,531,559
   ConocoPhillips ............................           17,200        1,312,188
   Occidental Petroleum
       Corp. .................................            9,800          474,418
   Devon Energy Corp. ........................            5,800          382,800
   Anadarko Petroleum
       Corp. .................................            6,300          369,180
   Burlington Resources,
       Inc.+  ................................            9,900          358,182
   Apache Corp. ..............................            8,100          352,755
   Marathon Oil Corp.+  ......................            8,500          321,640
   Unocal Corp.+ .............................            6,500          247,000
   Valero Energy Corp.+ ......................            3,200          236,032
   Kerr-McGee Corp.+ .........................            3,800          204,326
   Kinder Morgan, Inc.+ ......................            3,100          183,799
   Amerada Hess Corp.+ .......................            2,300          182,137
   EOG Resources, Inc.+ ......................            2,900          173,159
   Williams Cos., Inc. .......................           13,000          154,700
   El Paso Corp.+ ............................           16,100          126,868
   Sunoco, Inc.+ .............................            1,900          120,878
   Ashland, Inc. .............................            1,700           89,777
                                                                     -----------
TOTAL OIL & GAS                                                       15,140,610
                                                                     -----------
   ENERGY EQUIPMENT & SERVICES 0.6%
   Schlumberger Ltd.+  .......................           14,800          939,948
   Halliburton Co.+ ..........................           11,000          332,860
   Baker Hughes, Inc.+ .......................            8,400          316,260
   Transocean, Inc.* .........................            8,000          231,520
   BJ Services Co.*+ .........................            4,000          183,360
   Nabors Industries
       Ltd.*+ ................................            3,700          167,314
   Noble Corp.*+ .............................            3,400          128,826
   Rowan Cos., Inc.*+  .......................            2,600           63,258
                                                                     -----------
TOTAL ENERGY EQUIPMENT
   & SERVICES                                                          2,363,346
                                                                     -----------
TOTAL ENERGY                                                          17,503,956
                                                                     -----------
TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES
       1.8%
   Verizon Communications,
       Inc.+  ................................           69,409        2,511,912
   SBC Communications,
       Inc. ..................................           83,109        2,015,393
   BellSouth Corp. ...........................           46,000        1,206,120
   Sprint Corp.-FON
       Group+  ...............................           35,706          628,426
   Alltel Corp. ..............................            7,800          394,836
   AT&T Corp.+  ..............................           19,900          291,137
   Qwest Communications
       International* ........................           44,400          159,396
   CenturyTel, Inc. ..........................            3,600          108,144
   Citizens Communications
       Co.*  .................................            7,100           85,910
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
   SERVICES                                                            7,401,274
                                                                     -----------
   WIRELESS TELECOMMUNICATION SERVICES
       0.4%
   AT&T Wireless
       Services, Inc.* .......................           68,504          980,977
   Nextel Communications,
       Inc. -- Class A*+ .....................           27,600          735,816
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION
   SERVICES                                                            1,716,793
                                                                     -----------
TOTAL TELECOMMUNICATION
   SERVICES                                                            9,118,067
                                                                     -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 35


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                       SHARES           (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS 1.9%
   CHEMICALS 1.0%
   EI Du Pont de
       Nemours & Co. ......................            25,100        $ 1,114,942
   Dow Chemical Co. .......................            23,400            952,380
   Praxair, Inc. ..........................             8,200            327,262
   Air Products &
       Chemicals, Inc. ....................             5,700            298,965
   PPG Industries, Inc. ...................             4,300            268,707
   Monsanto Co.+  .........................             6,700            257,950
   Rohm & Haas Co. ........................             5,600            232,848
   Ecolab, Inc.+ ..........................             6,500            206,050
   Engelhard Corp. ........................             3,200            103,392
   Sigma-Aldrich Corp.+ ...................             1,700            101,337
   International Flavors &
       Fragrances, Inc. ...................             2,400             89,760
   Eastman Chemical Co. ...................             1,900             87,837
   Great Lakes Chemical
       Corp. ..............................             1,300             35,178
   Hercules, Inc.*  .......................             2,800             34,132
                                                                     -----------
TOTAL CHEMICALS                                                        4,110,740
                                                                     -----------
   METALS & MINING 0.5%
   Alcoa, Inc.+ ...........................            21,900            723,357
   Newmont Mining
       Corp.+ .............................            10,900            422,484
   Phelps Dodge Corp.*+ ...................             2,300            178,273
   Freeport-McMoRan
       Copper & Gold,
       Inc. -- Class B+ ...................             4,900            162,435
   Nucor Corp.+ ...........................             2,000            153,520
   United States
       Steel Corp.+ .......................             2,800             98,336
   Worthington Industries,
       Inc. ...............................             2,200             45,166
   Allegheny Technologies,
       Inc. ...............................             2,000             36,100
                                                                     -----------
TOTAL METALS & MINING                                                  1,819,671
                                                                     -----------
   PAPER & FOREST PRODUCTS 0.3%
   International Paper
       Co.+  ..............................            12,100            540,870
   Weyerhaeuser Co. .......................             5,900            372,408
   Georgia-Pacific
       Corp.+ .............................             6,400            236,672
   MeadWestvaco Corp. .....................             5,100            149,889
   Louisiana-Pacific
       Corp.+ .............................             2,700             63,855
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                          1,363,694
                                                                     -----------
   CONTAINERS & PACKAGING 0.1%
   Sealed Air Corp.*+ .....................             2,100            111,867
   Ball Corp. .............................             1,400            100,870
   Pactiv Corp.*  .........................             4,000             99,760
   Temple-Inland, Inc. ....................             1,400             96,950
   Bemis Co.+ .............................             2,700             76,275
                                                                     -----------
TOTAL CONTAINERS & PACKAGING                                             485,722
                                                                     -----------
   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co. ...................             2,600            123,630
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                             123,630
                                                                     -----------
TOTAL MATERIALS                                                        7,903,457
                                                                     -----------
UTILITIES 1.7%
   ELECTRIC UTILITIES 1.2%
   Exelon Corp.+ ..........................            16,600            552,614
   Southern Co.+ ..........................            18,400            536,360
   TXU Corp. ..............................             8,100            328,131
   Entergy Corp. ..........................             5,700            319,257
   American Electric
       Power Co., Inc.+ ...................             9,900            316,800
   FirstEnergy Corp.+ .....................             8,300            310,503
   FPL Group, Inc.+ .......................             4,600            294,170
   PG&E Corp.*+  ..........................            10,500            293,370
   Progress Energy, Inc.+ .................             6,200            273,110
   Consolidated Edison,
       Inc.+  .............................             6,000            238,560
   Edison International+  .................             8,200            209,674
   PPL Corp. ..............................             4,500            206,550
   Ameren Corp.+ ..........................             4,600            197,616
   Cinergy Corp. ..........................             4,500            171,000
   DTE Energy Co. .........................             4,200            170,268
   Xcel Energy, Inc.+  ....................            10,000            167,100
   Pinnacle West
       Capital Corp.+ .....................             2,300             92,897
   CenterPoint Energy,
       Inc.+  .............................             7,700             88,550
   TECO Energy, Inc. ......................             4,700             56,353
   Allegheny Energy,
       Inc.*+  ............................             3,200             49,312

See Notes to Financial Statements.

36


TITAN 500 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
   CMS Energy Corp.*+ ...................                4,000      $     36,520
                                                                    ------------
TOTAL ELECTRIC UTILITIES                                               4,908,715
                                                                    ------------
   MULTI-UTILITIES 0.4%
   Dominion Resources,
   Inc./VA ..............................                8,200           517,256
   Duke Energy Corp.+ ...................               22,800           462,612
   Public Service Enterprise
   Group, Inc.+ .........................                5,900           236,177
   Sempra Energy ........................                5,700           196,251
   Constellation Energy
   Group, Inc. ..........................                4,200           159,180
   AES Corp.* ...........................               15,600           154,908
   Calpine Corp.*+ ......................               10,400            44,928
   Dynegy, Inc. --
   Class A* .............................                9,500            40,470
                                                                    ------------
TOTAL MULTI-UTILITIES                                                  1,811,782
                                                                    ------------
  GAS UTILITIES 0.1%
  KeySpan Corp. .........................                4,000           146,800
  NiSource, Inc. ........................                6,600           136,092
  Peoples Energy Corp. ..................                  905            38,146
  Nicor, Inc. ...........................                1,100            37,367
                                                                    ------------
TOTAL GAS UTILITIES                                                      358,405
                                                                    ------------
TOTAL UTILITIES                                                        7,078,902
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $227,402,855) ..................                            267,258,040
                                                                    ------------

                                                     CONTRACTS
                                                     ---------
OPTIONS PURCHASED 0.0%
Put Options on:
  July 2004 S&P 500 Index Futures Contracts
     Expiring July 2004 with strike price of 725 ..        350               --
  July 2004 S&P 500 Index Futures Contracts
     Expiring July 2004 with strike price of 750 ..        300               --
                                                                   ------------
TOTAL OPTIONS PURCHASED
  (Cost $18,850)  .................................                          --
                                                                   ------------

                                                          FACE
                                                        AMOUNT
                                                        -----
REPURCHASE AGREEMENTS 19.8%
Repurchase Agreement (Note 6)
  1.23% due 07/01/04++  ......................... $ 73,277,030       73,277,030
  1.00% due 07/01/04++  .........................    7,713,812        7,713,812
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $80,990,842)  ...........................                    80,990,842
                                                                   ------------
SECURITIES LENDING COLLATERAL 14.8%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S.
  Bank (Note 10) .... ...........................   60,336,419       60,336,419
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $60,336,419)  ...........................                    60,336,419
                                                                   ------------
TOTAL INVESTMENTS 100%
  (Cost $368,748,966)  ..........................                  $408,585,301
                                                                   ============

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 37

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)                   June 30, 2004
================================================================================

                                                                                        UNREALIZED
                                                                                       GAIN (LOSS)
                                                                        CONTRACTS         (NOTE 1)
--------------------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2004 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $240,066,400) .............          4,208      $ 1,968,711
                                                                                       ===========

                                                                            UNITS
                                                                            -----
EQUITY INDEX SWAP AGREEMENTS
July 2004 S&P 500 Index Swap, Maturing 07/26/04**
  (Notional Value $241,501,214) ..................................        211,747      $    15,250
August 2004 S&P 500 Index Swap, Maturing 08/28/04**
  (Notional Value $152,046,340) ..................................        133,280          (18,580)
                                                                                       -----------
(TOTAL NOTIONAL VALUE $393,547,554)  .............................                     $    (3,330)
                                                                                       ===========

*     NON-INCOME PRODUCING SECURITIES.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE
      10.

++    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.

38


TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS  (UNAUDITED)                               June 30, 2004
--------------------------------------------------------------------------------

                                                                                               MARKET
                                                                               FACE             VALUE
                                                                             AMOUNT          (NOTE 1)
-----------------------------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 72.9%
Fannie Mae*
  1.02% due 07/21/04 ............................................      $ 25,000,000      $ 24,985,833
Federal Farm Credit Bank*
  1.00% due 07/08/04 ............................................        25,000,000        24,995,139
  1.09% due 07/12/04 ............................................        21,000,000        20,993,006
Federal Home Loan Bank*
  1.01% due 07/09/04 ............................................        50,000,000        49,988,778
  1.12% due 07/14/04 ............................................        25,000,000        24,989,889
  1.02% due 07/21/04 ............................................        25,000,000        24,985,833
  1.06% due 08/13/04 ............................................        25,000,000        24,968,347
Freddie Mac*
  1.01% due 07/20/04 ............................................        50,000,000        49,973,347
                                                                                         ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $245,880,172)  ..........................................                         245,880,172
                                                                                         ------------

                                                                          CONTRACTS
                                                                          ---------
OPTIONS PURCHASED 0.0%
Call Options on:
  September 2004 S&P 500 Index Futures Contracts
    Expiring September 2004 with strike price of 1375  ..........               400            10,000
  September 2004 S&P 500 Index Futures Contracts
    Expiring September 2004 with strike price of 1400 ...........               725             9,063
  September 2004 S&P 500 Index Futures Contracts
    Expiring September 2004 with strike price of 1450 ...........               250                --
  August 2004 S&P 500 Index Futures Contracts
    Expiring August 2004 with strike price of 1400  .............               300                --
  September 2004 S&P 500 Index Futures Contracts
    Expiring September 2004 with strike price of 1425 ...........               275                --
  July 2004 S&P 500 Index Futures Contracts
    Expiring July 2004 with strike price of 1375  ...............               300                --
                                                                                         ------------
TOTAL OPTIONS PURCHASED
  (Cost $74,938)  ...............................................                              19,063
                                                                                         ------------


See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 39


TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONCLUDED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                                                       MARKET
                                                                                  FACE                  VALUE
                                                                                AMOUNT               (NOTE 1)
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 27.1%
Repurchase Agreement (Note 6)
  1.23% due 07/01/04+ .............................................      $  80,298,272          $  80,298,272
  1.00% due 07/01/04+ .............................................         10,931,918             10,931,918
                                                                                                -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $91,230,190)  .............................................                                91,230,190
                                                                                                -------------
TOTAL INVESTMENTS 100%
  (Cost $337,185,300)  ............................................                             $ 337,129,425
                                                                                                =============

=============================================================================================================
                                                                                                   UNREALIZED
                                                                                                         LOSS
                                                                             CONTRACTS               (NOTE 1)
-------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2004 S&P 500 Index Futures Contracts
  (Aggregate Market Value of Contracts $48,492,500)  ..............                170          $    (234,483)
September 2004 S&P 500 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $478,592,450) ..............              8,389             (4,165,662)
                                                                                                -------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $527,084,950)  .........                             $  (4,400,145)
                                                                                                =============

                                                                                 UNITS
                                                                                 -----
EQUITY INDEX SWAP AGREEMENTS
July 2004 S&P 500 Index Swap, Maturing 07/26/04**
  (Notional Value $187,378,677) ...................................            165,131          $    (225,040)
August 2004 S&P 500 Index Swap, Maturing 08/28/04**
  (Notional Value $152,345,199) ...................................            133,541               (593,988)
                                                                                                -------------
(TOTAL NOTIONAL VALUE $339,723,876)  ..............................                             $    (819,028)
                                                                                                =============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

See Notes to Financial Statements.

40


VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 54.5%

INFORMATION TECHNOLOGY 32.9%
  SOFTWARE 10.5%
  Microsoft Corp.+ ..............................      1,085,300     $30,996,168
  Oracle Corp.* .................................        632,800       7,549,304
  Electronic Arts, Inc.*+ .......................         89,100       4,860,405
  Symantec Corp.*+ ..............................         95,100       4,163,478
  Veritas Software
      Corp.*+ ...................................        127,700       3,537,290
  Adobe Systems, Inc.+ ..........................         68,300       3,175,950
  Intuit, Inc.*+ ................................         72,400       2,793,192
  PeopleSoft, Inc.*  ............................        150,600       2,786,100
  Check Point Software
      Technologies Ltd.* ........................         74,298       2,005,303
  Siebel Systems, Inc.* .........................        172,000       1,836,960
  Mercury Interactive
      Corp.*+ ...................................         28,696       1,429,921
  Citrix Systems, Inc.* .........................         59,100       1,203,276
  Synopsys, Inc.*+ ..............................         41,800       1,188,374
  BEA Systems, Inc.* ............................        110,300         906,666
  Compuware Corp.* ..............................         69,600         459,360
                                                                     -----------
TOTAL SOFTWARE ..................................                     68,891,747
                                                                     -----------

  SEMICONDUCTOR EQUIPMENT & PRODUCTS 8.9%
  Intel Corp.+ ..................................        661,600      18,260,160
  Maxim Integrated
      Products, Inc.+  ..........................        131,900       6,914,198
  Applied Materials,
      Inc.* .....................................        254,700       4,997,214
  Linear Technology
      Corp.+ ....................................        120,800       4,767,976
  Xilinx, Inc. ..................................        134,500       4,480,195
  KLA-Tencor Corp.*+  ...........................         69,600       3,436,848
  Altera Corp.*+ ................................        153,800       3,417,436
  Broadcom Corp. --
      Class A*+ .................................         67,400       3,152,298
  Marvell Technology
      Group Ltd.*+ ..............................         73,996       1,975,693
  Microchip Technology,
      Inc .......................................         50,200       1,583,308
  Novellus Systems,
      Inc.* .....................................         44,000       1,383,360
  ATI Technologies,
      Inc.* .....................................         70,403       1,327,801
  Lam Research
      Corp.*+ ...................................         40,400       1,082,720
  Nvidia Corp.*+  ...............................         52,400       1,074,200
  Intersil Corp. --
      Class A+ ..................................         41,297         894,493
                                                                     -----------
TOTAL SEMICONDUCTOR
  EQUIPMENT & PRODUCTS ..........................                     58,747,900
                                                                     -----------
  COMMUNICATIONS EQUIPMENT 7.3%
  Qualcomm, Inc.+ ...............................        285,400      20,828,492
  Cisco Systems, Inc.*+ .........................        705,700      16,725,090
  Research In
      Motion Ltd.*+ .............................         54,004       3,696,034
  Juniper Networks,
      Inc.* .....................................        101,700       2,498,769
  JDS Uniphase Corp.*+ ..........................        477,700       1,810,483
  Comverse Technology,
      Inc.*+  ...................................         59,300       1,182,442
QLogic Corp.*+ ..................................         27,800         739,202
Tellabs, Inc.*+ .................................         69,300         605,682
                                                                     -----------
TOTAL COMMUNICATIONS
  EQUIPMENT .....................................                     48,086,194
                                                                     -----------
  COMPUTERS & PERIPHERALS 3.0%
  Dell, Inc.*+ ..................................        271,300       9,717,966
  Apple Computer,
      Inc.*+  ...................................        154,800       5,037,192
  Network Appliance,
      Inc.*+  ...................................        106,200       2,286,486
  Sun Microsystems,
      Inc.* .....................................        422,700       1,834,518
  Sandisk Corp.*+ ...............................         43,300         939,177
                                                                     -----------
  TOTAL COMPUTERS & PERIPHERALS .................                     19,815,339
                                                                     -----------
  INTERNET SOFTWARE & SERVICES 1.2%
  Yahoo!, Inc.*+ ................................        189,200       6,873,636
  VeriSign, Inc.*+ ..............................         68,300       1,359,170
                                                                     -----------
TOTAL INTERNET SOFTWARE
  & SERVICES ....................................                      8,232,806
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
  Flextronics International
      Ltd.*+ ....................................        167,700       2,674,815
  CDW Corp.+ ....................................         25,400       1,619,504
  Sanmina-SCI Corp.* ............................        162,400       1,477,840
  Molex, Inc.+ ..................................         28,800         923,904
                                                                     -----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 41


VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                   June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------

TOTAL ELECTRONIC EQUIPMENT
  & INSTRUMENTS ............................                        $  6,696,063
                                                                    ------------
  IT CONSULTING & SERVICES 1.0%
  Paychex, Inc.+ ...........................           104,700         3,547,236
  Fiserv, Inc.* ............................            71,200         2,768,968
                                                                    ------------
TOTAL IT CONSULTING & SERVICES .............                           6,316,204
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY ...............                         216,786,253
                                                                    ------------
CONSUMER DISCRETIONARY 8.7%
  INTERNET & CATALOG RETAIL 3.6%
  eBay, Inc.*+ .............................           143,200        13,167,240
  InterActiveCorp*+ ........................           212,400         6,401,736
  Amazon.com, Inc.*+ .......................            78,600         4,275,840
                                                                    ------------
TOTAL INTERNET & CATALOG RETAIL ............                          23,844,816
                                                                    ------------
  MEDIA 2.1%
  Comcast Corp. --
    Class A* ...............................           277,800         7,786,734
  EchoStar Communications
    Corp.*+ ................................            71,200         2,189,400
  PanAmSat Corp.*+ .........................            59,200         1,374,624
  Pixar, Inc.*+  ...........................            16,500         1,146,915
  Lamar Advertising
    Co.*+ ..................................            24,700         1,070,745
                                                                    ------------
TOTAL MEDIA ................................                          13,568,418
                                                                    ------------
SPECIALTY RETAIL 1.5%
  Bed Bath & Beyond,
    Inc.* ..................................           118,000         4,537,100
  Staples, Inc.+ ...........................            97,600         2,860,656
  Petsmart, Inc.+ ..........................            41,800         1,356,410
  Ross Stores, Inc. ........................            43,100         1,153,356
                                                                    ------------
TOTAL SPECIALTY RETAIL .....................                           9,907,522
                                                                    ------------
  HOTELS RESTAURANTS & LEISURE 1.1%
  Starbucks Corp.*+ ........................           161,100         7,004,628
                                                                    ------------
TOTAL HOTELS RESTAURANTS
  & LEISURE ................................                           7,004,628
                                                                    ------------
  HOUSEHOLD DURABLES 0.2%
  Garmin Ltd.+  ............................            29,300         1,085,272
                                                                    ------------
TOTAL HOUSEHOLD DURABLES ...................                           1,085,272
                                                                    ------------
  AUTO COMPONENTS 0.1%
  Gentex Corp.+ ............................            23,502           932,559
                                                                    ------------
TOTAL AUTO COMPONENTS ......................                             932,559
                                                                    ------------
MULTILINE RETAIL 0.1%
Dollar Tree Stores,
    Inc.* ..................................            31,900           875,017
                                                                    ------------
TOTAL MULTILINE RETAIL .....................                             875,017
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY ...............                          57,218,232
                                                                    ------------
HEALTH CARE 7.3%
  BIOTECHNOLOGY 5.0%
  Amgen, Inc.* .............................           173,100         9,446,067
  Biogen Idec, Inc.*+ ......................           107,900         6,824,675
  Gilead Sciences,
    Inc.*+ .................................            61,700         4,133,900
  Genzyme Corp.*+  .........................            83,000         3,928,390
  Chiron Corp.*+ ...........................            77,200         3,446,208
  Medimmune, Inc.*+ ........................            77,800         1,820,520
  Millennium Pharmaceuticals,
    Inc.*+  ................................            97,600         1,346,880
  Invitrogen Corp.*+ .......................            14,400         1,036,656
  Cephalon, Inc.*+ .........................            15,000           810,000
                                                                    ------------
TOTAL BIOTECHNOLOGY ........................                          32,793,296
                                                                    ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Biomet, Inc.+ ............................           100,100         4,448,444
  Patterson Cos., Inc.*+ ...................            19,200         1,468,608
  DENTSPLY International,
    Inc.+  .................................            22,600         1,177,460
                                                                    ------------
  TOTAL HEALTH CARE EQUIPMENT
    & SUPPLIES .............................                           7,094,512
                                                                    ------------
  PHARMACEUTICALS 0.7%
  Teva Pharmaceutical Industries
    Ltd. -- SP ADR+ ........................            65,500         4,407,495
                                                                    ------------
TOTAL PHARMACEUTICALS ......................                           4,407,495
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES 0.5%
  Express Scripts, Inc.*+ ..................            20,300         1,608,369
  Lincare Holdings,
    Inc.*+  ................................            28,000           920,080
  Henry Schein, Inc.*+ .....................            12,002           757,806
  First Health Group
    Corp.* .................................            27,800           433,958
                                                                    ------------
TOTAL HEALTH CARE PROVIDERS
  & SERVICES ...............................                           3,720,213
                                                                    ------------
TOTAL HEALTH CARE ..........................                          48,015,516
                                                                    ------------

See Notes to Financial Statements.

42


VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                        SHARES          (NOTE 1)
--------------------------------------------------------------------------------
INDUSTRIALS 2.7%
  COMMERCIAL SERVICES & SUPPLIES 1.3%
  Apollo Group, Inc. --
    Class A*+ ...............................           52,200      $  4,608,738
  Cintas Corp.+  ............................           60,000         2,860,200
  Career Education
    Corp.*+ .................................           30,100         1,371,356
                                                                    ------------
TOTAL COMMERCIAL SERVICES
  & SUPPLIES ................................                          8,840,294
                                                                    ------------
  MACHINERY 0.5%
  Paccar, Inc. ..............................           57,400         3,328,626
                                                                    ------------
TOTAL MACHINERY .............................                          3,328,626
                                                                    ------------
  AIR FREIGHT & COURIERS 0.4%
  Expeditors International
    Washington, Inc. ........................           30,202         1,492,281
  C.H. Robinson Worldwide,
    Inc .....................................           24,700         1,132,248
                                                                    ------------
TOTAL AIR FREIGHT & COURIERS ................                          2,624,529
                                                                    ------------
  TRADING COMPANIES & DISTRIBUTORS 0.2%
  Fastenal Co.+ .............................           21,200         1,204,796
                                                                    ------------
TOTAL TRADING COMPANIES &
  DISTRIBUTORS ..............................                          1,204,796
                                                                    ------------
  ELECTRICAL EQUIPMENT 0.2%
  American Power
    Conversion Corp. ........................           58,800         1,155,420
                                                                    ------------
TOTAL ELECTRICAL EQUIPMENT ..................                          1,155,420
                                                                    ------------
  AIRLINES 0.1%
  Ryanair Holdings PLC --
    SP ADR*+ ................................           17,700           580,206
                                                                    ------------
TOTAL AIRLINES ..............................                            580,206
                                                                    ------------
TOTAL INDUSTRIALS ...........................                         17,733,871
                                                                    ------------
TELECOMMUNICATION SERVICES 1.7%
  WIRELESS TELECOMMUNICATION SERVICES 1.6%
  Nextel Communications,
    Inc. -- Class A*+ .......................          404,100        10,773,306
                                                                    ------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES ..................................                         10,773,306
                                                                    ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Level 3 Communications,
    Inc.*+  .................................          195,903           695,456
                                                                    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES ..................................                            695,456
                                                                    ------------
TOTAL TELECOMMUNICATION
  SERVICES ..................................                         11,468,762
                                                                    ------------
CONSUMER STAPLES 0.7%
  FOOD & DRUG RETAILING 0.7%
  Costco Wholesale
    Corp.+ ..................................           70,600         2,899,542
  Whole Foods
    Market, Inc.+ ...........................           17,701         1,689,561
                                                                    ------------
TOTAL FOOD & DRUG RETAILING .................                          4,589,103
                                                                    ------------
TOTAL CONSUMER STAPLES ......................                          4,589,103
                                                                    ------------
MATERIALS 0.4%
  CONTAINERS & PACKAGING 0.2%
  Smurfit-Stone Container
    Corp.*+ .................................           72,400         1,444,380
                                                                    ------------
TOTAL CONTAINERS & PACKAGING ................                          1,444,380
                                                                    ------------
  CHEMICALS 0.2%
  Sigma-Aldrich Corp.+ ......................           19,400         1,156,434
                                                                    ------------
TOTAL CHEMICALS .............................                          1,156,434
                                                                    ------------
TOTAL MATERIALS .............................                          2,600,814
                                                                    ------------
ENERGY 0.1%
  ENERGY EQUIPMENT & SERVICES 0.1%
  Patterson-UTI Energy,
    Inc .....................................           25,200           841,932
                                                                    ------------
TOTAL ENERGY EQUIPMENT
  & SERVICES ................................                            841,932
                                                                    ------------
TOTAL ENERGY ................................                            841,932
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $251,914,527) .......................                        359,254,483
                                                                    ------------
FEDERAL AGENCY DISCOUNT NOTES 3.8%

                                                         FACE
                                                       AMOUNT
                                                       ------
Fannie Mae**
  0.99% due
    07/07/04 ................................      $25,000,000        24,995,875
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $24,995,875) ........................                         24,995,875
                                                                    ------------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 43


VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------

                                                                                                MARKET
                                                                                                 VALUE
                                                                          CONTRACTS           (NOTE 1)
------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%                                                                    $
Put Options on:
  July 2004 Nasdaq 100 Index Futures Contracts
    Expiring July 2004 with strike price of 900 .................               700                 --
                                                                                          ------------
TOTAL OPTIONS PURCHASED
  (Cost $24,800)  ...............................................                                   --
                                                                                          ------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
REPURCHASE AGREEMENTS 19.8%
Repurchase Agreement (Note 6)
  1.23% due 07/01/04++  .........................................      $ 71,390,067         71,390,067
  1.00% due 07/01/04++  .........................................        59,200,544         59,200,544
                                                                                          ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $130,590,611)  ............................................                          130,590,611
                                                                                          ------------
SECURITIES LENDING COLLATERAL 21.9%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank (Note 10) ..............       144,210,064        144,210,064
                                                                                          ------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $144,210,064)  ..........................................                          144,210,064
                                                                                          ------------
TOTAL INVESTMENTS 100%
  (Cost $551,735,877)  ..........................................                         $659,051,033
                                                                                          ============
======================================================================================================
                                                                                            UNREALIZED
                                                                                                  GAIN
                                                                          CONTRACTS           (NOTE 1)
------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2004 Nasdaq 100 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $149,362,200) ............             4,910       $  4,647,135
                                                                                          ============
                                                                              UNITS
                                                                              -----
EQUITY INDEX SWAP AGREEMENTS
October 2004 Nasdaq 100 Index Swap, Maturing 10/23/04***
  (Notional Value $330,381,932) .................................           223,235       $  8,008,166
July 2004 Nasdaq 100 Index Swap, Maturing 07/26/04***
  (Notional Value $223,497,972) .................................           149,618          3,359,213
                                                                                          ------------

(TOTAL NOTIONAL VALUE $553,879,904)  ............................                         $ 11,367,379
                                                                                          ============

*     NON-INCOME PRODUCING SECURITIES.

** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

***   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE
      10.

++    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.

44


VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------

                                                                                          MARKET
                                                                         FACE              VALUE
                                                                       AMOUNT           (NOTE 1)
------------------------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 72.3%
Federal Farm Credit Bank*
  1.20% due 07/16/04 .....................................       $ 35,000,000       $ 34,982,500
  1.09% due 07/12/04 .....................................         21,000,000         20,993,006
Federal Home Loan Bank*
  1.00% due 07/07/04 .....................................         50,000,000         49,991,667
  1.13% due 07/07/04 .....................................         50,000,000         49,990,583
  0.99% due 07/22/04 .....................................         50,000,000         49,971,125
  1.04% due 07/23/04 .....................................         50,000,000         49,968,222
  0.99% due 07/07/04 .....................................         25,000,000         24,995,875
  1.12% due 07/14/04 .....................................         25,000,000         24,989,889
  1.01% due 07/16/04 .....................................         25,000,000         24,989,479
Freddie Mac*
  1.20% due 07/27/04 .....................................         50,000,000         49,956,667
                                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $380,829,013)  ...................................                           380,829,013
                                                                                    ------------

                                                                    CONTRACTS
                                                                    ---------
OPTIONS PURCHASED 0.0%
Call Options on:
  July 2004 Nasdaq 100 Index Futures Contracts
    Expiring July 2004 with strike price of 1900 .........              1,650                 --
                                                                                    ------------
TOTAL OPTIONS PURCHASED
  (Cost $44,850)  ........................................                                    --
                                                                                    ------------

                                                                         FACE
                                                                       AMOUNT
                                                                       ------
REPURCHASE AGREEMENTS 27.7%
Repurchase Agreement (Note 6)
  1.23% due 07/01/04+ ....................................       $ 84,485,021         84,485,021
  1.00% due 07/01/04+ ....................................         61,286,348         61,286,348
                                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $145,771,369) ....................................                           145,771,369
                                                                                    ------------
TOTAL INVESTMENTS 100%
  (Cost $526,645,232)  ...................................                          $526,600,382
                                                                                    ============

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 45


VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------

=======================================================================================================
                                                                                             UNREALIZED
                                                                                                   LOSS
                                                                         CONTRACTS             (NOTE 1)
-------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2004 Nasdaq 100 Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $112,401,900) ...............         3,695        $ (2,434,925)
                                                                                          ============

                                                                             UNITS
                                                                             -----
EQUITY INDEX SWAP AGREEMENTS
October 2004 Nasdaq 100 Index Swap, Maturing 10/23/04**
  (Notional Value $464,816,357) ....................................       315,585        $ (9,267,102)
July 2004 Nasdaq 100 Index Swap, Maturing 07/23/04**
  (Notional Value $445,571,906) ....................................       302,623         (12,123,875)
                                                                                          ------------
(TOTAL NOTIONAL VALUE $910,388,263)  ...............................                      $(21,390,977)
                                                                                          ============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

See Notes to Financial Statements.

46


LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 70.5%

INDUSTRIALS 19.0%
  AEROSPACE & DEFENSE 8.9%
  United Technologies
    Corp .....................................            6,420       $  587,301
  Boeing Co. .................................            6,420          327,998
  Honeywell International,
    Inc. .....................................            6,420          235,165
                                                                      ----------
TOTAL AEROSPACE & DEFENSE ....................                         1,150,464
                                                                      ----------
  INDUSTRIAL CONGLOMERATES 6.1%
  3M Co. .....................................            6,420          577,864
  General Electric Co. .......................            6,420          208,008
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES ...............                           785,872
                                                                      ----------
  MACHINERY 4.0%
  Caterpillar, Inc. ..........................            6,420          510,005
                                                                      ----------
TOTAL MACHINERY ..............................                           510,005
                                                                      ----------
TOTAL INDUSTRIALS ............................                         2,446,341
                                                                      ----------
FINANCIALS 10.4%
  INSURANCE 3.6%
  American International
    Group, Inc. ..............................            6,420          457,617
                                                                      ----------
TOTAL INSURANCE ..............................                           457,617
                                                                      ----------
  CONSUMER FINANCE 2.6%
  American Express Co. .......................            6,420          329,860
                                                                      ----------
TOTAL CONSUMER FINANCE .......................                           329,860
                                                                      ----------
  DIVERSIFIED FINANCIALS 2.3%
  Citigroup, Inc. ............................            6,420          298,530
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS .................                           298,530
                                                                      ----------
  CAPITAL MARKETS 1.9%
  J.P. Morgan Chase & Co. ....................            6,420          248,903
                                                                      ----------
TOTAL CAPITAL MARKETS ........................                           248,903
                                                                      ----------
TOTAL FINANCIALS .............................                         1,334,910
                                                                      ----------
CONSUMER STAPLES 10.3%
  HOUSEHOLD PRODUCTS 2.7%
  Procter & Gamble Co. .......................            6,420          349,505
                                                                      ----------
TOTAL HOUSEHOLD PRODUCTS .....................                           349,505
                                                                      ----------
  FOOD & DRUG RETAILING 2.6%
  Wal-Mart Stores, Inc. ......................            6,420          338,719
                                                                      ----------
TOTAL FOOD & DRUG RETAILING ..................                           338,719
                                                                      ----------
  BEVERAGES 2.5%
  Coca-Cola Co. ..............................            6,420          324,082
                                                                      ----------
TOTAL BEVERAGES ..............................                           324,082
                                                                      ----------
  TOBACCO 2.5%
  Altria Group, Inc. .........................            6,420          321,321
                                                                      ----------
TOTAL TOBACCO ................................                           321,321
                                                                      ----------
TOTAL CONSUMER STAPLES .......................                         1,333,627
                                                                      ----------
INFORMATION TECHNOLOGY 8.2%
  COMPUTERS & PERIPHERALS 5.4%
  International Business
    Machines Corp. ...........................            6,420          565,923
  Hewlett-Packard Co. ........................            6,420          135,462
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS ................                           701,385
                                                                      ----------
  SOFTWARE 1.4%
  Microsoft Corp. ............................            6,420          183,355
                                                                      ----------
TOTAL SOFTWARE ...............................                           183,355
                                                                      ----------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.4%
  Intel Corp. ................................            6,420          177,192
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT &
  PRODUCTS ...................................                           177,192
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY .................                         1,061,932
                                                                      ----------
HEALTH CARE 6.9%
  PHARMACEUTICALS 6.9%
  Johnson & Johnson, Inc. ....................            6,420          357,594
  Merck & Co., Inc. ..........................            6,420          304,950
  Pfizer, Inc. ...............................            6,420          220,078
                                                                      ----------
TOTAL PHARMACEUTICALS ........................                           882,622
                                                                      ----------
TOTAL HEALTH CARE ............................                           882,622
                                                                      ----------

CONSUMER DISCRETIONARY 6.6%
  AUTOMOBILES 2.3%
  General Motors Corp. .......................            6,420          299,108
                                                                      ----------
TOTAL AUTOMOBILES ............................                           299,108
                                                                      ----------
  SPECIALTY RETAIL 1.7%
  Home Depot, Inc. ...........................            6,420          225,984
                                                                      ----------
TOTAL SPECIALTY RETAIL .......................                           225,984
                                                                      ----------

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 47


LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                          SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  HOTELS RESTAURANTS & LEISURE 1.3%
  McDonald's Corp. ..................................      6,420      $  166,920
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE ..................                    166,920
                                                                      ----------
  MEDIA 1.3%
  Walt Disney Co. ...................................      6,420         163,646
                                                                      ----------
TOTAL MEDIA .........................................                    163,646
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY ........................                    855,658
                                                                      ----------
MATERIALS 3.9%
  CHEMICALS 2.2%
  EI Du Pont de Nemours & Co. .......................      6,420         285,176
                                                                      ----------
TOTAL CHEMICALS .....................................                    285,176
                                                                      ----------
  METALS & MINING 1.7%
  Alcoa, Inc. .......................................      6,420         212,053
                                                                      ----------
TOTAL METALS & MINING ...............................                    212,053
                                                                      ----------
TOTAL MATERIALS .....................................                    497,229
                                                                      ----------
TELECOMMUNICATION SERVICES 3.0%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.0%
  Verizon Communications, Inc. ......................      6,420         232,340
  SBC Communications, Inc. ..........................      6,420         155,685
                                                                      ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES.........                    388,025
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES ....................                    388,025
                                                                      ----------

ENERGY 2.2%
  OIL & GAS 2.2%
  Exxon Mobil Corp. .................................      6,420         285,112
                                                                      ----------
TOTAL OIL & GAS .....................................                    285,112
                                                                      ----------
TOTAL ENERGY ........................................                    285,112
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $8,695,820) .................................                  9,085,456
                                                                      ----------

See Notes to Financial Statements.

48


LONG DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------

                                                                                                        MARKET
                                                                                      FACE               VALUE
                                                                                    AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 29.5%
Repurchase Agreement (Note 6)
  1.23% due 07/01/04 .................................................         $ 3,156,086         $ 3,156,086
  1.00% due 07/01/04 .................................................             654,425             654,425
                                                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,810,511) ..................................................                               3,810,511
                                                                                                   -----------
TOTAL INVESTMENTS 100%
  (Cost $12,506,331) .................................................                             $12,895,967
                                                                                                   ===========
==============================================================================================================
                                                                                                    UNREALIZED
                                                                                                          GAIN
                                                                                 CONTRACTS            (NOTE 1)
--------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2004 Dow Jones Industrial Average Index Mini Futures
Contracts
  (Aggregate Market Value of Contracts $11,570,640)  .................                 222         $    40,376
                                                                                                   ===========
                                                                                     UNITS
                                                                                     -----

EQUITY INDEX SWAP AGREEMENT
July 2004 Dow Jones Industrial Average Index Swap, Maturing 07/06/04*
  (Notional Value $13,904,814) .......................................               1,350         $   166,701
                                                                                                   ===========

* PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 49


INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------

                                                                                                      MARKET
                                                                                     FACE              VALUE
                                                                                   AMOUNT           (NOTE 1)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 100.0%
Repurchase Agreement (Note 6)
  1.23% due 07/01/04  ......................................................  $ 3,192,805        $ 3,192,805
  1.00% due 07/01/04  ......................................................      662,039            662,039
                                                                                                 -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,854,844)  .......................................................                       3,854,844
                                                                                                 -----------
TOTAL INVESTMENTS 100%
  (Cost $3,854,844)  .......................................................                     $ 3,854,844
                                                                                                 ===========
============================================================================================================
                                                                                                  UNREALIZED
                                                                                                 GAIN (LOSS)
                                                                                CONTRACTS           (NOTE 1)
------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2004 Dow Jones Industrial Average Index Mini Futures Contracts
  (Aggregate Market Value of Contracts $1,980,560) .........................           38        $     3,457
                                                                                                 ===========
                                                                                   UNITS
                                                                                   -----
EQUITY INDEX SWAP AGREEMENT
July 2004 Dow Jones Industrial Average Index Swap, Maturing 07/06/04*
  (Notional Value $8,780,570)  .............................................          862        $  (123,987)
                                                                                                 ============

* PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

See Notes to Financial Statements.

50


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       TITAN 500
                                                                          MASTER
                                                                       PORTFOLIO
                                                                    ------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 10) ..............          $408,585,301
Segregated Cash with Broker ..............................            11,295,225
Cash in Custodian Bank ...................................                    --
Receivable for Equity Index Swap Settlement (Note 1) .....                57,463
Receivable for Futures Contracts Settlement (Note 1) .....               905,600
Receivable for Shares Purchased ..........................            37,745,320
Investment Income Receivable (Note 1) ....................               315,867
                                                                    ------------
   TOTAL ASSETS ..........................................           458,904,776
                                                                    ------------

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1) ........                    --
Payable for Futures Contracts Settlement (Note 1) ........                    --
Payable upon Return of Securities Loaned (Note 10) .......            60,336,419
Payable for Securities Purchased (Note 1) ................               594,979
Liability for Shares Redeemed ............................             1,316,192
Investment Advisory Fee Payable (Note 4) .................               245,940
Custody Fees Payable .....................................                11,335
                                                                    ------------
   TOTAL LIABILITIES .....................................            62,504,865
                                                                    ------------
NET ASSETS (NOTE 9) ......................................          $396,399,911
                                                                    ============
Shares Outstanding .......................................            14,012,924
Net Asset Value Per Share ................................          $      28.29

* THE COST OF SECURITIES AT VALUE IS $368,748,966, $337,185,300, $551,735,877, $526,645,232, $12,506,331, AND $3,854,844, RESPECTIVELY.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 51


                                                                   June 30, 2004
--------------------------------------------------------------------------------

                                                           TEMPEST 500   VELOCITY 100    VENTURE 100   LONG DYNAMIC  INVERSE DYNAMIC
                                                                MASTER         MASTER         MASTER  DOW 30 MASTER    DOW 30 MASTER
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                          ------------   ------------   ------------   ------------     ------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 10) ...........   $337,129,425   $659,051,033   $526,600,382   $ 12,895,967     $  3,854,844
Segregated Cash with Broker ...........................     30,960,150     16,242,550     10,215,600      3,134,963        1,856,114
Cash in Custodian Bank ................................         10,896             --             --             --               --
Receivable for Equity Index Swap Settlement (Note 1) ..          8,484     10,976,375             --        180,754               --
Receivable for Futures Contracts Settlement (Note 1) ..             --      1,464,001             --         22,032               --
Receivable for Shares Purchased .......................             --      7,079,546      7,639,749      1,204,843           97,254
Investment Income Receivable (Note 1) .................          3,047         11,638          4,589          9,797              127
                                                          ------------   ------------   ------------   ------------     ------------
   TOTAL ASSETS .......................................    368,112,002    694,825,143    544,460,320     17,448,356        5,808,339
                                                          ------------   ------------   ------------   ------------     ------------

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1) .....      1,026,199             --     26,446,996             --          224,654
Payable for Futures Contracts Settlement (Note 1) .....      2,504,094             --        923,707             --            5,133
Payable upon Return of Securities Loaned (Note 10) ....             --    144,210,064             --             --               --
Payable for Securities Purchased (Note 1) .............             --             --             --             --               --
Liability for Shares Redeemed .........................      7,336,134     10,422,463             --         19,906           62,886
Investment Advisory Fee Payable (Note 4) ..............        303,743        371,786        398,639         10,073            6,040
Custody Fees Payable ..................................          9,450         11,567         12,402            313              188
                                                          ------------   ------------   ------------   ------------     ------------
   TOTAL LIABILITIES ..................................     11,179,620    155,015,880     27,781,744         30,292          298,901
                                                          ------------   ------------   ------------   ------------     ------------
NET ASSETS (NOTE 9) ...................................   $356,932,382   $539,809,263   $516,678,576   $ 17,418,064     $  5,509,438
                                                          ============   ============   ============   ============     ============
Shares Outstanding ....................................      8,137,319     62,022,007     21,193,269        725,671          109,914
Net Asset Value Per Share .............................   $      43.86   $       8.70   $      24.38   $      24.00     $      50.12

52


STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TITAN 500
                                                                         MASTER
                                                                      PORTFOLIO
                                                                   ------------
INVESTMENT INCOME
  Interest (Note 1) ...........................................    $    274,931
  Interest from Securities Lending, net (Note 10) .............          15,037
  Dividends, Net of Foreign Tax Withheld* (Note 1)  ...........       2,339,940
                                                                   ------------
      Total Income ............................................       2,629,908
                                                                   ------------
EXPENSES
  Advisory Fees (Note 4) ......................................       1,552,091
  Custodian Fees ..............................................          47,737
                                                                   ------------
      Total Expenses ..........................................       1,599,828
                                                                   ------------
  Net Investment Income (Loss) ................................       1,030,080
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .......................................      (8,078,063)
  Equity Index Swaps ..........................................       7,060,723
  Futures Contracts ...........................................      12,150,947
                                                                   ------------
      Total Net Realized Gain (Loss) ..........................      11,133,607
                                                                   ------------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities .......................................      11,065,093
  Equity Index Swaps ..........................................        (289,065)
  Futures Contracts ...........................................     (11,741,318)
                                                                   ------------
Net Change in Unrealized Appreciation (Depreciation) ..........        (965,290)
                                                                   ------------
      Net Gain (Loss) on Investments ..........................      10,168,317
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........    $ 11,198,397
                                                                   ============

*     NET OF FOREIGN TAX WITHHELD OF $0, $0, $2,819, $0, $0, AND $0,
      RESPECTIVELY.

**    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 53


                                                      Period Ended June 30, 2004
--------------------------------------------------------------------------------

                                                    TEMPEST 500     VELOCITY 100      VENTURE 100     LONG DYNAMIC  INVERSE DYNAMIC
                                                         MASTER           MASTER           MASTER    DOW 30 MASTER    DOW 30 MASTER
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO**      PORTFOLIO**
                                                   ------------     ------------     ------------    -------------  ---------------
INVESTMENT INCOME
  Interest (Note 1) ...........................    $  1,806,258     $    793,110     $  2,271,463     $      4,795     $     15,827
  Interest from Securities Lending, net
   (Note 10) ..................................              --           32,561               --               --               --
  Dividends, Net of Foreign Tax Withheld*
   (Note 1) ...................................              --          351,547               --           42,257               --
                                                   ------------     ------------     ------------     ------------     ------------
      Total Income ............................       1,806,258        1,177,218        2,271,463           47,052           15,827
                                                   ------------     ------------     ------------     ------------     ------------
EXPENSES
  Advisory Fees (Note 4) ......................       1,785,546        2,418,257        2,101,049           30,043           21,119
  Custodian Fees ..............................          50,082           68,960           59,210            1,142              597
                                                   ------------     ------------     ------------     ------------     ------------
      Total Expenses ..........................       1,835,628        2,487,217        2,160,259           31,185           21,716
                                                   ------------     ------------     ------------     ------------     ------------
  Net Investment Income (Loss) ................         (29,370)      (1,309,999)         111,204           15,867           (5,889)
                                                   ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
  Investment Securities .......................      (8,553,869)      (2,405,850)        (341,400)        (389,821)          86,050
  Equity Index Swaps ..........................      (3,601,532)      15,478,998      (59,668,117)        (172,892)        (189,962)
  Futures Contracts ...........................     (49,821,617)      (1,795,292)     (21,687,788)         (27,633)        (369,732)
                                                   ------------     ------------     ------------     ------------     ------------
      Total Net Realized Gain (Loss) ..........     (61,977,018)      11,277,856      (81,697,305)        (590,346)        (473,644)
                                                   ------------     ------------     ------------     ------------     ------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities .......................       5,796,242       11,018,743           (9,850)         389,635               --
  Equity Index Swaps ..........................        (624,336)      (2,739,437)       3,998,228          166,701         (123,987)
  Futures Contracts ...........................      12,705,870       (3,997,224)         383,564           40,377            3,457
                                                   ------------     ------------     ------------     ------------     ------------
Net Change in Unrealized Appreciation
  (Depreciation) ..............................      17,877,776        4,282,082        4,371,942          596,713         (120,530)
                                                   ------------     ------------     ------------     ------------     ------------
      Net Gain (Loss) on Investments ..........     (44,099,242)      15,559,938      (77,325,363)           6,367         (594,174)
                                                   ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS ..................................    $(44,128,612)    $ 14,249,939     $(77,214,159)    $     22,234     $   (600,063)
                                                   ============     ============     ============     ============     ============

54


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    TITAN 500 MASTER PORTFOLIO
                                                                             ---------------------------------------
                                                                                      PERIOD                    YEAR
                                                                                       ENDED                   ENDED
                                                                                    JUNE 30,            DECEMBER 31,
                                                                                       2004+                    2003
                                                                             ---------------         ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ......................................        $     1,030,080         $     1,186,823
  Net Realized Gain (Loss) on Investments ...........................             11,133,607              41,307,080
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ...................................               (965,290)             39,294,563
                                                                             ---------------         ---------------
  Net Increase (Decrease) in Net Assets from Operations .............             11,198,397              81,788,466
                                                                             ---------------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Realized Gain on Investment .......................................                     --              (5,866,394)
                                                                             ---------------         ---------------
  Total Distributions to Shareholders ...............................                     --              (5,866,394)
                                                                             ---------------         ---------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased ................................            888,343,177           2,081,578,858
  Net Value of Shares Purchased through Dividend Reinvestment .......                     --               5,866,394
  Net Cost of Shares Redeemed .......................................           (821,004,794)         (1,981,805,545)
                                                                             ---------------         ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..................             67,338,383             105,639,707
                                                                             ---------------         ---------------
  Net Increase (Decrease) in Net Assets .............................             78,536,780             181,561,779
NET ASSETS--BEGINNING OF PERIOD .....................................            317,863,131             136,301,352
                                                                             ---------------         ---------------
NET ASSETS--END OF PERIOD (NOTE 9) ..................................        $   396,399,911         $   317,863,131
                                                                             ===============         ===============

TRANSACTIONS IN SHARES
  Shares Purchased ..................................................             31,964,976             102,540,663
  Shares Purchased Through Reinvestment .............................                     --                 216,226
                                                                             ---------------         ---------------
  Total Purchased ...................................................             31,964,976             102,756,889
  Shares Redeemed ...................................................            (29,790,965)            (98,611,326)
                                                                             ---------------         ---------------
  Net Shares Purchased ..............................................              2,174,011               4,145,563
                                                                             ===============         ===============

+ UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 55


--------------------------------------------------------------------------------

                                                          TEMPEST 500 MASTER PORTFOLIO             VELOCITY 100 MASTER PORTFOLIO
                                                       ------------------------------------    ------------------------------------
                                                                PERIOD                 YEAR             PERIOD                 YEAR
                                                                 ENDED                ENDED              ENDED                ENDED
                                                              JUNE 30,         DECEMBER 31,           JUNE 30,         DECEMBER 31,
                                                                 2004+                 2003              2004+                 2003
                                                       ---------------      ---------------    ---------------      ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ...................     $       (29,370)     $       263,648    $    (1,309,999)     $    (1,699,582)
  Net Realized Gain (Loss) on Investments ........         (61,977,018)        (283,188,593)        11,277,856          106,528,146
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ................          17,877,776          (38,149,815)         4,282,082          108,126,993
                                                       ---------------      ---------------    ---------------      ---------------
  Net Increase (Decrease) in Net Assets from
    Operations ...................................         (44,128,612)        (321,074,760)        14,249,939          212,955,557
                                                       ---------------      ---------------    ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Realized Gain on Investment ....................                  --                   --                 --          (99,743,672)
                                                       ---------------      ---------------    ---------------      ---------------
  Total Distributions to Shareholders ............                  --                   --                 --          (99,743,672)
                                                       ---------------      ---------------    ---------------      ---------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased .............         836,258,223        2,450,192,831      1,278,572,046        2,251,310,679
  Net Value of Shares Purchased through Dividend
    Reinvestment .................................                  --                   --                 --           99,743,672
  Net Cost of Shares Redeemed ....................        (780,987,075)      (2,141,277,364)    (1,267,808,736)      (2,127,844,686)
                                                       ---------------      ---------------    ---------------      ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS          55,271,148          308,915,467         10,763,310          223,209,665
                                                       ---------------      ---------------    ---------------      ---------------
  Net Increase (Decrease) in Net Assets ..........          11,142,536          (12,159,293)        25,013,249          336,421,550
NET ASSETS--BEGINNING OF PERIOD ..................         345,789,846          357,949,139        514,796,014          178,374,464
                                                       ---------------      ---------------    ---------------      ---------------
NET ASSETS--END OF PERIOD (NOTE 9) ...............     $   356,932,382      $   345,789,846    $   539,809,263      $   514,796,014
                                                       ===============      ===============    ===============      ===============

TRANSACTIONS IN SHARES
  Shares Purchased ...............................          18,202,277           36,310,828        155,798,221          317,962,061
  Shares Purchased Through Reinvestment ..........                  --                   --                 --           10,009,576
                                                       ---------------      ---------------    ---------------      ---------------
  Total Purchased ................................          18,202,277           36,310,828        155,798,221          327,971,637
  Shares Redeemed ................................         (17,321,492)         (33,327,931)      (155,284,215)        (302,752,789)
                                                       ---------------      ---------------    ---------------      ---------------
  Net Shares Purchased ...........................             880,785            2,982,897            514,006           25,218,848
                                                       ===============      ===============    ===============      ===============

                                                           VENTURE 100 MASTER PORTFOLIO
                                                       ------------------------------------
                                                                 PERIOD                YEAR
                                                                  ENDED               ENDED
                                                               JUNE 30,        DECEMBER 31,
                                                                  2004+                2003
                                                       ---------------      ---------------
FROM OPERATIONS
  Net Investment Income (Loss) ...................     $       111,204      $       591,808
  Net Realized Gain (Loss) on Investments ........         (81,697,305)        (344,813,057)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ................           4,371,942          (37,547,165)
                                                       ---------------      ---------------
  Net Increase (Decrease) in Net Assets from
    Operations ...................................         (77,214,159)        (381,768,414)
                                                       ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Realized Gain on Investment ....................                  --                   --
                                                       ---------------      ---------------
  Total Distributions to Shareholders ............                  --                   --
                                                       ---------------      ---------------
SHARE TRANSACTIONS
  Net Proceeds from Shares Purchased .............       1,347,703,075        2,272,440,403
  Net Value of Shares Purchased through Dividend
    Reinvestment .................................                  --                   --
  Net Cost of Shares Redeemed ....................      (1,116,386,036)      (1,850,287,728)
                                                       ---------------      ---------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS         231,317,039          422,152,675
                                                       ---------------      ---------------
  Net Increase (Decrease) in Net Assets ..........         154,102,880           40,384,261
NET ASSETS--BEGINNING OF PERIOD ..................         362,575,696          322,191,435
                                                       ---------------      ---------------
NET ASSETS--END OF PERIOD (NOTE 9) ...............     $   516,678,576      $   362,575,696
                                                       ===============      ===============

TRANSACTIONS IN SHARES
  Shares Purchased ...............................          50,040,801           54,077,898
  Shares Purchased Through Reinvestment ..........                  --                   --
                                                       ---------------      ---------------
  Total Purchased ................................          50,040,801           54,077,898
  Shares Redeemed ................................         (42,173,497)         (45,179,512)
                                                       ---------------      ---------------
  Net Shares Purchased ...........................           7,867,304            8,898,386
                                                       ===============      ===============

56


STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                               LONG DYNAMIC       INVERSE DYNAMIC
                                                                              DOW 30 MASTER         DOW 30 MASTER
                                                                                  PORTFOLIO             PORTFOLIO
                                                                              -------------       ---------------
                                                                                     PERIOD                PERIOD
                                                                                      ENDED                 ENDED
                                                                                   JUNE 30,              JUNE 30,
                                                                                     2004*+                2004*+
                                                                              -------------       ---------------
FROM OPERATIONS
    Net Investment Income (Loss) .....................................         $     15,867          $     (5,889)
    Net Realized Loss on Investments .................................             (590,346)             (473,644)
    Net Change in Unrealized Appreciation
       (Depreciation) on Investments .................................              596,713              (120,530)
                                                                               ------------          ------------
    Net Increase (Decrease) in Net Assets from Operations ............               22,234              (600,063)
                                                                               ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS: (NOTE 1)
SHARE TRANSACTIONS
    Net Proceeds from Shares Purchased ...............................           99,422,119            73,189,663
    Net Value of Shares Purchased through
       Dividend Reinvestment .........................................                   --                    --
    Net Cost of Shares Redeemed ......................................          (82,026,289)          (67,080,162)
                                                                               ------------          ------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...................           17,395,830             6,109,501
                                                                               ------------          ------------
    Net Increase in Net Assets .......................................           17,418,064             5,509,438
NET ASSETS--BEGINNING OF PERIOD ......................................                   --                    --
                                                                               ------------          ------------
NET ASSETS--END OF PERIOD (NOTE 9) ...................................         $ 17,418,064          $  5,509,438
                                                                               ============          ============

TRANSACTIONS IN SHARES
    Shares Purchased .................................................            4,224,673             1,399,706
    Shares Purchased through Reinvestment ............................                   --                    --
                                                                               ------------          ------------
    Total Purchased ..................................................            4,224,673             1,399,706
    Shares Redeemed ..................................................           (3,499,002)           (1,289,792)
                                                                               ------------          ------------
    Net Shares Purchased .............................................              725,671               109,914
                                                                               ============          ============

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

+     UNAUDITED

See Notes to Financial Statements.

58


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   TITAN 500
                                                                                MASTER PORTFOLIO
                                                                         ------------------------------
                                                                              PERIOD               YEAR
                                                                               ENDED              ENDED
                                                                            JUNE 30,       DECEMBER 31,
                                                                               2004+               2003
                                                                         -----------        -----------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...............................     $     26.85        $     17.72
                                                                         -----------        -----------
Net Investment Income (Loss) .......................................             .06                .09
Net Realized and Unrealized Gains (Losses) on Securities ...........            1.38               9.54
                                                                         -----------        -----------
Net Increase (Decrease) in Net Asset Value
    Resulting from Operations ......................................            1.44               9.63
DISTRIBUTIONS TO FEEDER FUNDS FROM:
    Net Investment Income ..........................................              --                 --
    Return of Capital ..............................................              --                 --
    Net Realized Capital Gains .....................................              --               (.50)
                                                                         -----------        -----------
Net Increase (Decrease) in Net Asset Value .........................            1.44               9.13
                                                                         -----------        -----------
NET ASSET VALUE--END OF PERIOD .....................................     $     28.29        $     26.85
                                                                         ===========        ===========

TOTAL INVESTMENT RETURN ............................................            5.36%             54.39%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses .....................................................            0.92%**            0.94%
Net Investment Income (Loss) .......................................            0.59%**            0.59%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .........................................             147%               769%
Net Assets, End of Period (000's omitted) ..........................     $   396,400        $   317,863

*     SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 59


--------------------------------------------------------------------------------

                                                                        TITAN 500
                                                                    MASTER PORTFOLIO
                                                              ------------------------------
                                                                      YEAR              YEAR
                                                                     ENDED             ENDED
                                                              DECEMBER 31,      DECEMBER 31,
                                                                      2002             2001*
                                                              ------------      ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....................     $     32.91       $     50.00
                                                               -----------       -----------
Net Investment Income (Loss) .............................             .14               .76
Net Realized and Unrealized Gains (Losses) on Securities .          (15.33)           (17.21)
                                                               -----------       -----------
Net Increase (Decrease) in Net Asset Value
    Resulting from Operations ............................          (15.19)           (16.45)
DISTRIBUTIONS TO FEEDER FUNDS FROM:
    Net Investment Income ................................              --              (.03)
    Return of Capital ....................................              --              (.61)
    Net Realized Capital Gains ...........................              --                --
                                                               -----------       -----------
Net Increase (Decrease) in Net Asset Value ...............          (15.19)           (17.09)
                                                               -----------       -----------
NET ASSET VALUE--END OF PERIOD ...........................     $     17.72       $     32.91
                                                               ===========       ===========
TOTAL INVESTMENT RETURN ..................................          (46.16)%          (33.19)%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses ...........................................            0.94%             1.19%
Net Investment Income (Loss) .............................            0.64%             1.50%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............................           1,227%            1,494%
Net Assets, End of Period (000's omitted) ................     $   136,301       $   105,454

                                                                                              TEMPEST 500
                                                                                           MASTER PORTFOLIO
                                                                ------------------------------------------------------------------
                                                                     PERIOD                YEAR              YEAR             YEAR
                                                                      ENDED               ENDED             ENDED            ENDED
                                                                   JUNE 30,        DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                                      2004+                2003              2002            2001*
                                                                   --------        ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD .....................      $     47.65         $     83.76       $     60.43      $     50.00
                                                                -----------         -----------       -----------      -----------
Net Investment Income (Loss) .............................               --                 .04               .41              .81
Net Realized and Unrealized Gains (Losses) on Securities .            (3.79)             (36.15)            22.92            10.00
                                                                -----------         -----------       -----------      -----------
Net Increase (Decrease) in Net Asset Value
    Resulting from Operations ............................            (3.79)             (36.11)            23.33            10.81
DISTRIBUTIONS TO FEEDER FUNDS FROM:
    Net Investment Income ................................               --                  --                --             (.38)
    Return of Capital ....................................               --                  --                --               --
    Net Realized Capital Gains ...........................               --                  --                --               --
                                                                -----------         -----------       -----------      -----------
Net Increase (Decrease) in Net Asset Value ...............            (3.79)             (36.11)            23.33            10.43
                                                                -----------         -----------       -----------      -----------
NET ASSET VALUE--END OF PERIOD ...........................      $     43.86         $     47.65       $     83.76      $     60.43
                                                                ===========         ===========       ===========      ===========
TOTAL INVESTMENT RETURN ..................................            (7.95)%            (43.11)%           38.61%           21.69%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses ...........................................             0.92%**             0.94%             0.94%            0.91%
Net Investment Income (Loss) .............................            (0.01)%**            0.05%             0.52%            1.93%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ...............................               --                  --                --               --
Net Assets, End of Period (000's omitted) ................      $   356,932         $   345,790       $   357,949      $   129,611

60

--------------------------------------------------------------------------------

                                                                                    VELOCITY 100
                                                                                  MASTER PORTFOLIO
                                                                         ---------------------------------
                                                                              PERIOD                 YEAR
                                                                               ENDED                ENDED
                                                                            JUNE 30,         DECEMBER 31,
                                                                               2004+                 2003
                                                                         -----------         ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ..............................      $      8.37          $      4.92
                                                                         -----------          -----------
Net Investment Income (Loss) ......................................             (.04)                (.03)
Net Realized and Unrealized Gains (Losses) on Securities ..........              .37                 5.33
                                                                         -----------          -----------
Net Increase (Decrease) in Net Asset Value
    Resulting from Operations .....................................              .33                 5.30
DISTRIBUTIONS TO FEEDER FUNDS FROM:
    Net Investment Income .........................................               --                   --
    Net Realized Capital Gains ....................................               --                (1.85)
                                                                         -----------          -----------
Net Increase (Decrease) in Net Asset Value ........................              .33                 3.45
                                                                         -----------          -----------
NET ASSET VALUE--END OF PERIOD ....................................      $      8.70          $      8.37
                                                                         ===========          ===========
TOTAL INVESTMENT RETURN ...........................................             3.94%              107.76%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses ....................................................             0.92%**              0.94%
Net Investment Income (Loss) ......................................            (0.48)%**            (0.50)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ........................................               98%                 530%
Net Assets, End of Period (000's omitted) .........................      $   539,809          $   514,796

*     SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 61

--------------------------------------------------------------------------------

                                                                     VELOCITY 100
                                                                   MASTER PORTFOLIO
                                                            ------------------------------
                                                                    YEAR              YEAR
                                                                   ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,
                                                                    2002             2001*
                                                            ------------      ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................     $     15.44       $     50.00
                                                             -----------       -----------
Net Investment Income (Loss) ...........................            (.02)              .09
Net Realized and Unrealized Gains (Losses) on Securities          (10.50)           (34.65)
                                                             -----------       -----------
Net Increase (Decrease) in Net Asset Value
    Resulting from Operations ..........................          (10.52)           (34.56)
DISTRIBUTIONS TO FEEDER FUNDS FROM:
    Net Investment Income ..............................              --                --
    Net Realized Capital Gains .........................              --                --
                                                             -----------       -----------
Net Increase (Decrease) in Net Asset Value .............          (10.52)           (34.56)
                                                             -----------       -----------
NET ASSET VALUE--END OF PERIOD .........................     $      4.92       $     15.44
                                                             ===========       ===========
TOTAL INVESTMENT RETURN ................................          (68.13)%          (69.12)%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses .........................................            0.94%             0.97%
Net Investment Income (Loss) ...........................           (0.27)%            0.74%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................             298%              733%
Net Assets, End of Period (000's omitted) ..............     $   178,374       $   213,072

                                                                                           VENTURE 100
                                                                                         MASTER PORTFOLIO
                                                               ------------------------------------------------------------------
                                                                    PERIOD                YEAR              YEAR             YEAR
                                                                     ENDED               ENDED             ENDED            ENDED
                                                                  JUNE 30,        DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                                     2004+                2003              2002            2001*
                                                                  --------        ------------      ------------     ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ...................       $     27.21         $     72.77       $     47.73      $     50.00
                                                               -----------         -----------       -----------      -----------
Net Investment Income (Loss) ...........................               .01                 .04               .47              .45
Net Realized and Unrealized Gains (Losses) on Securities             (2.84)             (45.60)            24.57            (2.51)
                                                               -----------         -----------       -----------      -----------
Net Increase (Decrease) in Net Asset Value
    Resulting from Operations ..........................             (2.83)             (45.56)            25.04            (2.06)
DISTRIBUTIONS TO FEEDER FUNDS FROM:
    Net Investment Income ..............................                --                  --                --             (.21)
    Net Realized Capital Gains .........................                --                  --                --               --
                                                               -----------         -----------       -----------      -----------
Net Increase (Decrease) in Net Asset Value .............             (2.83)             (45.56)            25.04            (2.27)
                                                               -----------         -----------       -----------      -----------
NET ASSET VALUE--END OF PERIOD .........................       $     24.38         $     27.21       $     72.77      $     47.73
                                                               ===========         ===========       ===========      ===========
TOTAL INVESTMENT RETURN ................................            (10.40)%            (62.61)%           52.46%           (4.31)%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses .........................................              0.92%**             0.94%             0.94%            0.89%
Net Investment Income (Loss) ...........................              0.05%**             0.15%             0.67%            2.52%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** .............................                --                  --                --               --
Net Assets, End of Period (000's omitted) ..............       $   516,679         $   362,576       $   322,191      $   142,174

62


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                    LONG DYNAMIC        INVERSE DYNAMIC
                                                                          DOW 30                 DOW 30
                                                                MASTER PORTFOLIO       MASTER PORTFOLIO
                                                                ----------------       ----------------

                                                                          PERIOD                 PERIOD
                                                                           ENDED                  ENDED
                                                                        JUNE 30,               JUNE 30,
                                                                          2004*+                 2004*+
                                                                ----------------       ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ............................     $    25.00             $    50.00
                                                                      ----------             ----------
Net Investment Income (Loss) ....................................            .02                   (.05)
Net Realized and Unrealized Gains (Losses) on Securities ........          (1.02)                   .17
                                                                      ----------             ----------
Net Increase (Decrease) in Net Asset Value
  Resulting from Operations .....................................          (1.00)                   .12
DISTRIBUTIONS TO FEEDER FUNDS ...................................             --                     --
                                                                      ----------             ----------
Net Increase (Decrease) in Net Asset Value ......................          (1.00)                   .12
                                                                      ----------             ----------
NET ASSET VALUE--END OF PERIOD ..................................     $    24.00             $    50.12
                                                                      ==========             ==========
TOTAL INVESTMENT RETURN .........................................          (4.00)%                 0.24%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses ..................................................           0.92%**                0.92%**
Net Investment Income (Loss) ....................................           0.46%**               (0.25)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ......................................            595%                    --
Net Assets, End of Period (000's omitted) .......................     $   17,418             $    5,509

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     UNAUDITED

See Notes to Financial Statements.

                                                           SEMI-ANNUAL REPORT 63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Dynamic Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a nondiversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust consists of six separate Master Portfolios (the "Master Portfolios") and six separate Feeder Funds (the "Feeder Funds") (See Note 3).The Feeder Funds offer two classes of shares, C-Class Shares and H-Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. The Trust calculates a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE") (usually 4:00 p.m., Eastern
Time). The NAV is calculated using the current market value of each Feeder Fund's and Master Portfolio's total assets as of the respective time of calculation.

B. All equity securities are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued to the average price at which orders are being filled (the "average fill price") as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle.

The value of domestic equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, and at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or

64

--------------------------------------------------------------------------------

by the Advisor using methods established or ratified by the Board of Trustees. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. When a Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio maintains a segregated account of securities as collateral for short sales. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. Upon the purchase of an option by a Master Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Master Portfolio will realize a loss in the amount of the cost of the option. When a Master Portfolio enters into a closing sale transaction, the Master Portfolio will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Master Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Master Portfolio exercises a call option, the cost of the security that the Master Portfolio purchases upon exercise will be increased by the premium originally paid. When a Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Master Portfolio may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to

                                                           SEMI-ANNUAL REPORT 65

--------------------------------------------------------------------------------

the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Master Portfolio may enter into equity index swap agreements, which are over-the counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific classes. Distributions to shareholders are recorded on the ex-dividend date.

I. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Master Portfolio may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial

66

--------------------------------------------------------------------------------

statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Master Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Master Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Master Portfolios have established counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms. The Master Portfolios use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Master Portfolio.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3. MASTER-FEEDER ARRANGEMENT

Each of the six funds included in the Trust is operating under a 'master-feeder arrangement.' Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Master Portfolio, Long Dynamic Dow 30 Master Portfolio, and Inverse Dynamic Dow 30 Master Portfolio owned by the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Long Dynamic Dow 30 Fund, and Inverse Dynamic Dow 30 Fund, respectively, at June 30, 2004, was 100 percent.

                                                           SEMI-ANNUAL REPORT 67

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Feeder Funds. The Servicer also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of the Feeder Funds. Certain officers and trustees of the Trust are also officers of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan applicable to its H-Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of Rydex Distributors, Inc.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for derivatives, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid

68

--------------------------------------------------------------------------------

deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                                TAX              TAX                NET
                                                             TAX         UNREALIZED       UNREALIZED         UNREALIZED
FUND                                                        COST               GAIN           (LOSS)        GAIN (LOSS)
----                                               -------------      -------------    -------------      -------------
Titan 500 Fund ...........................         $ 328,042,196      $  68,357,715    $          --      $  68,357,715
Tempest 500 Fund .........................           731,194,518                 --     (374,262,136)      (374,262,136)
Velocity 100 Fund ........................           425,412,232        114,397,031               --        114,397,031
Venture 100 Fund .........................           937,091,407                 --     (420,412,831)      (420,412,831)
Long Dow 30 Fund .........................            17,539,570                 --         (121,506)          (121,506)
Inverse Dow 30 Fund ......................             6,327,399                 --         (817,961)          (817,961)
Titan 500
  Master Portfolio .......................           373,556,907         37,855,674         (861,899)        36,993,775
Tempest 500
  Master Portfolio .......................           337,185,300                 --       (5,275,048)        (5,275,048)
Velocity 100
  Master Portfolio .......................           571,003,058        105,260,437       (1,197,948)       104,062,489
Venture 100
  Master Portfolio .......................           526,645,232                 --      (23,870,752)       (23,870,752)
Long Dow 30
  Master Portfolio .......................            12,999,530            151,580          (48,066)           103,514
Inverse Dow 30
  Master Portfolio .......................             3,854,844              3,457         (123,987)          (120,530)

POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2003, $103,677,200 and $15,357,021 of realized capital losses were recognized for federal income tax purposes in 2004 for Tempest 500 Master Portfolio and Venture 100 Master Portfolio, respectively.

6. REPURCHASE AGREEMENTS

The Master Portfolios transfer uninvested cash balances into a single joint account. The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

                                                           SEMI-ANNUAL REPORT 69

--------------------------------------------------------------------------------

The repurchase agreements that were executed by the joint account and outstanding as of June 30, 2004 are as follows:


COUNTERPARTY                 TERMS OF AGREEMENT        FACE VALUE     MARKET VALUE   MATURITY VALUE
------------                 ------------------        ----------     ------------   --------------
UBS Financial
  Services, Inc. .........   1.23% due 07/01/04     $ 200,000,000     $200,000,000     $200,006,721
U.S. Bank NA .............   1.00% due 07/01/04        41,470,705       41,470,705       41,471,838
                                                                      ------------     ------------
                                                                      $241,470,705     $241,478,559
                                                                      ============     ============

As of June 30, 2004, the collateral for the repurchase agreements in the joint account was as follows:


SECURITY TYPE                     RANGE OF RATES            PAR VALUE          MARKET VALUE
-------------                     --------------         ------------         -------------
U.S.Treasury Notes ............        4.250%            $176,175,864         $ 204,000,838
Ginnie Mae ....................   2.830% - 5.000%          43,766,298            42,188,153
                                                                              -------------
                                                                              $ 246,188,991
                                                                              =============

The Titan 500 Master Portfolio, the Tempest 500 Master Portfolio, the Velocity 100 Master Portfolio, and the Venture 100 Master Portfolio transfer uninvested cash balances into a single joint account, along with uninvested cash balances of the Rydex Series Funds (the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Arktos Fund, the Mekros Fund, and the Medius Fund) and the Rydex Variable Trust (the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Mekros Fund, the Arktos Fund, the Velocity 100 Fund, the Long Dynamic Dow 30 Fund, and the Inverse Dynamic Dow 30 Fund). The daily aggregate balance of the joint account is invested in one or more repurchase agreements collateralized by obligations of the U.S.Treasury or U.S. Government Agencies. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of June 30, 2004 are as follows:


COUNTERPARTY                 TERMS OF AGREEMENT        FACE VALUE     MARKET VALUE   MATURITY VALUE
------------                 ------------------        ----------     ------------   --------------
Lehman Brothers, Inc. ....   1.23% due 07/01/04       $115,799,281    $115,799,281     $115,803,173
U.S. Bank NA .............   1.00% due 07/01/04         98,978,381      98,978,381       98,981,085
                                                                      ------------     ------------
                                                                      $214,777,662     $214,784,258
                                                                      ============     ============

As of June 30, 2004, the collateral for the repurchase agreements in the joint account was as follows:


SECURITY TYPE                     RANGE OF RATES            PAR VALUE          MARKET VALUE
-------------                     --------------         ------------         -------------
U.S.Treasury Bonds ............        6.500%            $ 33,205,000          $ 38,184,853
U.S.Treasury Notes ............  1.875% - 10.000%          74,850,000            79,936,001
Ginnie Mae ....................   4.000% - 6.000%         105,102,497           100,710,555
                                                                               ------------
                                                                               $218,831,409
                                                                               ============

70

--------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7. SECURITIES TRANSACTIONS

During the period ended June 30, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                         TITAN 500          TEMPEST 500          VELOCITY 100          VENTURE 100
                                            MASTER               MASTER                MASTER               MASTER
                                         PORTFOLIO            PORTFOLIO             PORTFOLIO            PORTFOLIO
                                      ------------          -----------          ------------          -----------
Purchases .......................     $435,603,086          $        --          $372,976,115          $        --
Sales ...........................     $418,013,029          $        --          $408,490,426          $        --

                                      LONG DYNAMIC      INVERSE DYNAMIC
                                     DOW 30 MASTER        DOW 30 MASTER
                                         PORTFOLIO            PORTFOLIO
                                     -------------      ---------------
Purchases .......................     $ 46,112,951          $        --
Sales ...........................     $ 37,027,311          $        --

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period ended June 30, 2004 were:

C-CLASS:


                                         TITAN 500          TEMPEST 500          VELOCITY 100          VENTURE 100
                                              FUND                 FUND                  FUND                 FUND
                                         ---------          -----------          ------------          -----------
Shares Purchased ................        9,814,482            2,283,701            15,613,323            8,890,596
Purchased through Dividend
  Reinvestment ..................               --                   --                    --                   --
                                        ----------           ----------           -----------           ----------
Total Purchased .................        9,814,482            2,283,701            15,613,323            8,890,596
Shares Redeemed .................       (9,283,483)          (2,076,935)          (14,874,181)          (8,745,541)
                                        ----------           ----------           -----------           ----------
Net Shares Purchased ............          530,999              206,766               739,142              145,055
                                        ==========           ==========           ===========           ==========

                                      LONG DYNAMIC      INVERSE DYNAMIC
                                      DOW 30 FUND*         DOW 30 FUND*
                                      ------------      ---------------
Shares Purchased ................          839,295              171,549
Purchased through Dividend
  Reinvestment ..................               --                   --
                                          --------             --------
Total Purchased .................          839,295              171,549
Shares Redeemed .................         (661,635)            (165,010)
                                          --------             --------
Net Shares Purchased ............          177,660                6,539
                                          ========             ========

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

                                                           SEMI-ANNUAL REPORT 71

--------------------------------------------------------------------------------

H-CLASS:

                                                        TITAN 500        TEMPEST 500      VELOCITY 100     VENTURE 100
                                                             FUND               FUND              FUND            FUND
                                                      -----------        -----------      ------------    ------------
Shares Purchased ...........................           61,213,795         37,157,592       221,365,546     158,754,039
Purchased through Dividend
  Reinvestment .............................                   --                 --                --              --
                                                      -----------        -----------      ------------    ------------
Total Purchased ............................           61,213,795         37,157,592       221,365,546     158,754,039
Shares Redeemed ............................          (59,873,880)       (36,530,368)     (221,749,258)   (150,740,124)
                                                      -----------        -----------      ------------    ------------
Net Shares Purchased
  (Redeemed) ...............................            1,339,915            627,224          (383,712)      8,013,915
                                                      ===========        ===========      ============    ============

                                                     LONG DYNAMIC    INVERSE DYNAMIC
                                                     DOW 30 FUND*       DOW 30 FUND*
                                                     ------------    ---------------
Shares Purchased ...........................            6,657,959          2,419,751
Purchased through Dividend
  Reinvestment .............................                   --                 --
                                                       ----------         ----------
Total Purchased ............................            6,657,959          2,419,751
Shares Redeemed ............................           (6,107,482)        (2,316,094)
                                                       ----------         ----------
Net Shares Purchased .......................              550,477            103,657
                                                       ==========         ==========

Transactions in shares for the year ended December 31, 2003 were:

C-CLASS:

                                                        TITAN 500        TEMPEST 500      VELOCITY 100     VENTURE 100
                                                             FUND               FUND              FUND            FUND
                                                      -----------        -----------      ------------    ------------
Shares Purchased ...........................           60,328,977          6,048,273        34,579,953      17,702,862
Purchased through Dividend
  Reinvestment .............................                   --                 --            57,816              --
                                                      -----------         ----------       -----------     -----------
Total Purchased ............................           60,328,977          6,048,273        34,637,769      17,702,862
Shares Redeemed ............................          (59,750,059)        (5,574,472)      (33,322,747)    (16,545,458)
                                                      -----------         ----------       -----------     -----------
Net Shares Purchased .......................              578,918            473,801         1,315,022       1,157,404
                                                      ===========         ==========       ===========     ===========

H-CLASS:

                                                        TITAN 500        TEMPEST 500      VELOCITY 100     VENTURE 100
                                                             FUND               FUND              FUND            FUND
                                                      -----------        -----------      ------------    ------------

Shares Purchased ...........................          289,534,642         80,864,769       467,196,530     180,328,028
Purchased through Dividend
  Reinvestment .............................                   --                 --           467,073              --
                                                     ------------        -----------      ------------    ------------
Total Purchased ............................          289,534,642         80,864,769       467,663,603     180,328,028
Shares Redeemed ............................         (299,592,535)       (78,599,812)     (460,529,362)   (172,339,536)
                                                     ------------        -----------      ------------    ------------
Net Shares Purchased
  (Redeemed) ...............................          (10,057,893)         2,264,957         7,134,241       7,988,492
                                                     ============        ===========      ============    ============

72

--------------------------------------------------------------------------------

Transactions in dollars for the period ended June 30, 2004 were:

C-CLASS:

                                                        TITAN 500        TEMPEST 500      VELOCITY 100           VENTURE 100
                                                             FUND               FUND              FUND                  FUND
                                                     ------------       ------------      ------------          ------------
Shares Purchased ...........................         $317,443,132       $113,328,574      $288,091,829          $227,058,430
Purchased through Dividend
  Reinvestment .............................                   --                 --                --                    --
                                                     ------------       ------------      ------------          ------------
Total Purchased ............................          317,443,132        113,328,574       288,091,829           227,058,430
Shares Redeemed ............................         (298,304,308)      (102,193,280)     (273,745,242)         (221,787,689)
                                                     ------------       ------------      ------------          ------------
Net Change .................................         $ 19,138,824       $ 11,135,294      $ 14,346,587          $  5,270,741
                                                     ============       ============      ============          ============

                                                     LONG DYNAMIC    INVERSE DYNAMIC
                                                     DOW 30 FUND*       DOW 30 FUND*
                                                     ------------    ---------------
Shares Purchased ...........................         $ 19,589,171       $  8,896,456
Purchased through Dividend
  Reinvestment .............................                   --                 --
                                                     ------------       ------------
Total Purchased ............................           19,589,171          8,896,456
Shares Redeemed ............................          (15,357,100)        (8,547,614)
                                                     ------------       ------------
Net Change .................................         $  4,232,071       $    348,842
                                                     ============       ============

H-CLASS:

                                                        TITAN 500          TEMPEST 500        VELOCITY 100             VENTURE 100
                                                             FUND                 FUND                FUND                    FUND
                                                  ---------------      ---------------     ---------------         ---------------
Shares Purchased ...................              $ 2,047,209,256      $ 1,875,047,890     $ 4,293,029,145         $ 4,149,197,791
Purchased through Dividend
  Reinvestment .....................                           --                   --                  --                      --
                                                  ---------------      ---------------     ---------------         ---------------
Total Purchased ....................                2,047,209,256        1,875,047,890       4,293,029,145           4,149,197,791
Shares Redeemed ....................               (1,997,415,930)      (1,829,166,254)     (4,294,755,424)         (3,920,775,402)
                                                  ---------------      ---------------     ---------------         ---------------
Net Change .........................              $    49,793,326      $    45,881,636     $    (1,726,279)        $   228,422,389
                                                  ===============      ===============     ===============         ===============

                                                     LONG DYNAMIC      INVERSE DYNAMIC
                                                     DOW 30 FUND*         DOW 30 FUND*
                                                  ---------------      ---------------
Shares Purchased ...........................      $   156,446,930      $   126,928,622
Purchased through Dividend
  Reinvestment .............................                   --                   --
                                                  ---------------      ---------------
Total Purchased ............................          156,446,930          126,928,622
Shares Redeemed ............................         (143,256,769)        (121,150,691)
                                                  ---------------      ---------------
Net Change .................................      $    13,190,161      $     5,777,931
                                                  ===============      ===============

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

                                                           SEMI-ANNUAL REPORT 73

--------------------------------------------------------------------------------

Transactions in dollars for the year ended December 31, 2003 were:

C-CLASS:

                                                       TITAN 500          TEMPEST 500         VELOCITY 100          VENTURE 100
                                                            FUND                 FUND                 FUND                 FUND
                                                 ---------------      ---------------      ---------------      ---------------
Shares Purchased ...........................     $   748,519,275      $   443,564,882      $   515,325,667      $   708,500,194
Purchased through Dividend
  Reinvestment .............................                  --                   --            1,088,174                   --
                                                 ---------------      ---------------      ---------------      ---------------
Total Purchased ............................         748,519,275          443,564,882          516,413,841          708,500,194
Shares Redeemed ............................        (703,365,568)        (400,519,554)        (498,629,046)        (662,854,860)
                                                 ---------------      ---------------      ---------------      ---------------
Net Change .................................     $    45,153,707      $    43,045,328      $    17,784,795      $    45,645,334
                                                 ===============      ===============      ===============      ===============

H-CLASS:

                                                       TITAN 500          TEMPEST 500         VELOCITY 100          VENTURE 100
                                                            FUND                 FUND                 FUND                 FUND
                                                 ---------------      ---------------      ---------------      ---------------
Shares Purchased ...........................     $ 4,044,212,297      $ 6,044,495,480      $ 6,752,511,236      $ 7,327,766,224
Purchased through Dividend
  Reinvestment .............................                  --                   --            9,280,326                   --
                                                 ---------------      ---------------      ---------------      ---------------
Total Purchased ............................       4,044,212,297        6,044,495,480        6,761,791,562        7,327,766,224
Shares Redeemed ............................      (3,987,712,455)      (5,774,432,439)      (6,641,585,128)      (6,948,427,649)
                                                 ---------------      ---------------      ---------------      ---------------
Net Change .................................     $    56,499,842      $   270,063,041      $   120,206,434      $   379,338,575
                                                 ===============      ===============      ===============      ===============

74

--------------------------------------------------------------------------------

9. NET ASSETS

At June 30, 2004, net assets consisted of:

                                                         TITAN 500          TEMPEST 500         VELOCITY 100          VENTURE 100
                                                              FUND                 FUND                 FUND                 FUND
                                                   ---------------      ---------------      ---------------      ---------------
Paid-In Capital ..............................     $   423,914,360      $   761,914,595      $   829,504,433      $ 1,023,321,194
Undistributed Net Investment
  Income (Loss) ..............................          (1,661,937)          (1,732,034)           2,332,830           (2,007,832)
Accumulated Net Realized Loss on
  Investments ................................         (36,130,048)        (382,983,218)        (338,039,761)        (446,791,318)
Net Unrealized Appreciation
  (Depreciation) on
  Investments ................................          10,175,950          (20,405,762)          45,854,754          (58,003,922)
                                                   ---------------      ---------------      ---------------      ---------------
Net Assets ...................................     $   396,298,325      $   356,793,581      $   539,652,256      $   516,518,122
                                                   ===============      ===============      ===============      ===============

                                                   LONG DYNAMIC         INVERSE DYNAMIC
                                                    DOW 30 FUND             DOW 30 FUND
                                                   ------------         ---------------
Paid-In Capital ..............................     $ 17,422,232         $     6,126,773
Undistributed Net Investment
  Loss .......................................          (29,220)                (19,342)
Accumulated Net Realized Loss on
Investments ..................................         (262,006)               (574,997)
Net Unrealized Appreciation
  (Depreciation) on
  Investments ................................          284,241                 (25,065)
                                                   ------------         ---------------
Net Assets ...................................     $ 17,415,247         $     5,507,369
                                                   ============         ===============

                                                         TITAN 500          TEMPEST 500         VELOCITY 100          VENTURE 100
                                                            MASTER               MASTER               MASTER               MASTER
                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                   ---------------      ---------------      ---------------      ---------------
Paid-In Capital ..............................     $   446,608,171      $   719,636,414      $   640,763,673      $   730,997,392
Undistributed Net Investment
  Income (Loss) ..............................           1,164,796              (29,370)              15,212              111,204
Accumulated Net Realized Loss
  on Investments, Equity Index
  Swaps, Options, and Futures
  Contracts ..................................         (93,174,772)        (357,399,614)        (224,299,292)        (190,559,268)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Equity Index Swaps, Options, and
  Futures Contracts ..........................          41,801,716           (5,275,048)         123,329,670          (23,870,752)
                                                   ---------------      ---------------      ---------------      ---------------
Net Assets ...................................     $   396,399,911      $   356,932,382      $   539,809,263      $   516,678,576
                                                   ===============      ===============      ===============      ===============

                                                           SEMI-ANNUAL REPORT 75


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                      LONG DYNAMIC    INVERSE DYNAMIC
                                                            DOW 30             DOW 30
                                                  MASTER PORTFOLIO   MASTER PORTFOLIO
                                                  ----------------   ----------------
Paid-In Capital ................................      $ 17,395,830       $  6,109,501
Undistributed Net Investment
  Income (Loss) ................................            15,867             (5,889)
Accumulated Net Realized Loss on
  Investments, Equity Index Swaps,
  and Futures Contracts ........................          (590,346)          (473,644)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Equity Index Swaps, and
  Futures Contracts ............................           596,713           (120,530)
                                                      ------------       ------------
Net Assets .....................................      $ 17,418,064       $  5,509,438
                                                      ============       ============

10. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2004, the pooled cash collateral investments consisted of repurchase agreements (48.99%), commercial paper (29.67%), fixed income notes (15.10%), corporate bonds (5.62%), and money market mutual funds (0.62%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2004 the following funds participated in securities lending and received cash collateral:


FUND                                            CASH COLLATERAL          VALUE OF SECURITIES LOANED
----                                            ---------------          --------------------------
Titan 500 Master Portfolio ...................     $ 60,336,419                        $ 58,564,947
Velocity 100 Master Portfolio ................      144,210,064                         140,179,745

76


UNAUDITED PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888.This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

                                                           SEMI-ANNUAL REPORT 77


--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEX INVESTMENTS
       Essential for modern markets(TM)

       9601 Blackwell Road
       Suite 500
       Rockville, MD 20850
       800.820.0888
       www.rydexinvestments.com

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on August 23, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Trust or in other factors with respect to the Trust that could have significantly affected the Trust's or RGA's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or RGA during such period.

ITEM 11. EXHIBITS.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RYDEX DYNAMIC FUNDS

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                       ---------------------------------------------------------
                         Carl G. Verboncoeur, President

Date     AUGUST 23, 2004
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /S/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                         Carl G. Verboncoeur, President

Date     AUGUST 23, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ NICK BONOS
                         ----------------------------------------------
                            Nick Bonos, Vice President and Treasurer

Date     AUGUST 23, 2004
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.